UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:
Invesco SteelPath MLP Alpha Fund
Class A: MLPAX
SEMI-ANNUAL SHAREHOLDER REPO
R
T |
May
31, 2
025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class A)	$ 74	1.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%
What Comprised The F
u
nd's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money m arket fun d holdings, if any.
Sector allocation
(% of net assets)

Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMA-SAR-A
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class C: MLPGX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class C)	$ 111	2.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%
What Comp
ri
sed The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMA-SAR-C
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R: SPMGX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R)	$ 86	1.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%
What Comprised T
he
Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMA-SAR-R
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class Y: MLPOX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class Y)	$ 62	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Where
Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMA-SAR-Y
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R5: SPMHX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R5)	$ 58	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at invesco
.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMA-SAR-R5
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R6: OSPAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R6)	$ 58	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O
-SPMA-SAR-R6
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Class A: MLPLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$ 173	3.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMAP-SAR-A
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class C: MLPMX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$ 209	4.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMAP-SAR-C
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R: SPMJX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$ 185	3.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMAP-SAR-R
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class Y: MLPNX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$ 161	3.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMAP-SAR-Y
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R5: SPMPX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$ 160	3.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMAP-SAR-R5
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R6: OSPPX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$ 158	3.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMAP-SAR-R6
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Class A: MLPDX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class A)	$ 66	1.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What C
om
prised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMI-SAR-A
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class C: MLPRX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class C)	$ 103	2.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMI-SAR-C
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R: SPNNX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R)	$ 79	1.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMI-SAR-R
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class Y: MLPZX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class Y)	$ 54	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMI-SAR-Y
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R5: SPMQX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R5)	$ 51	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMI-SAR-R5
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R6: OSPMX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R6)	$ 51	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMI-SAR-R6
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Class A: MLPFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class A)	$ 55	1.11% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where
Can
I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMS40-SAR-A
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class C: MLPEX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class C)	$ 92	1.87% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMS40-SAR-C
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R: SPMWX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R)	$ 67	1.36% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMS40-SAR-R
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class Y: MLPTX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class Y)	$ 43	0.86% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMS40-SAR-Y
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R5: SPMVX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R5)	$ 39	0.78% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More
Information
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMS40-SAR-R5
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R6: OSPSX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R6)	$ 39	0.78% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund,
including
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-SPMS40-SAR-R6
Invesco SteelPath MLP Select 40 Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
May 31, 2025
Invesco SteelPath MLP Alpha Fund
Nasdaq:
A: MLPAX ■ C: MLPGX ■ R: SPMGX ■ Y: MLPOX ■ R5: SPMHX ■ R6: OSPAX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
12	Notes to Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2025
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–71.18%
Diversified–38.27%
Energy Transfer L.P.	8,535,690	$149,203,861
Enterprise Products Partners L.P.	3,029,145	93,358,249
MPLX L.P.	2,884,318	147,100,218
TC Energy Corp. (Canada)	515,893	26,124,822
		415,787,150
Gathering & Processing –16.90%
Hess Midstream L.P.	1,461,743	54,084,491
Western Midstream Partners L.P.	3,463,036	129,517,546
		183,602,037
Natural Gas Pipeline Transportation–1.63%
Enbridge, Inc. (Canada)	382,134	17,761,588
Other Energy–4.92%
Kodiak Gas Services, Inc.	147,000	5,190,570
Sunoco L.P.	893,961	48,220,256
		53,410,826
Petroleum Pipeline Transportation–9.46%
Genesis Energy L.P.	1,520,635	23,980,414
Plains All American Pipeline L.P.	3,694,829	61,112,472
Plains GP Holdings L.P.	1,004,599	17,680,942
		102,773,828
Total Master Limited Partnerships & Related Entities (Cost $659,368,999)		773,335,429
Shares
Common Stocks & Other Equity Interests–28.61%
Diversified–9.62%
ONEOK, Inc.	557,770	45,090,127
Shares		Value
Diversified–(continued)
Williams Cos., Inc. (The)	981,651	$59,399,702
		104,489,829
Gathering & Processing –10.23%
Archrock, Inc.	295,797	7,365,345
Targa Resources Corp.	657,415	103,825,551
		111,190,896
Natural Gas Pipeline Transportation–2.02%
DT Midstream, Inc.	108,439	11,357,901
Kinetik Holdings, Inc.	237,525	10,579,363
		21,937,264
Other Energy–6.74%
Cheniere Energy, Inc.	175,054	41,486,048
Kinder Morgan, Inc.	1,132,798	31,763,656
		73,249,704
Total Common Stocks & Other Equity Interests (Cost $332,155,622)		310,867,693

Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(a)(b)	913,254	913,254
Invesco Treasury Portfolio, Institutional Class, 4.22%(a)(b)	1,696,044	1,696,044
Total Money Market Funds (Cost $2,609,298)		2,609,298
TOTAL INVESTMENTS IN SECURITIES—100.03% (Cost $994,133,919)		1,086,812,420
OTHER ASSETS LESS LIABILITIES–(0.03)%		(335,465)
NET ASSETS–100.00%		$1,086,476,955
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2025.

	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$129,839,342	$(128,926,088)	$-	$-	$913,254	$253,880
Invesco Treasury Portfolio, Institutional Class	-	241,130,208	(239,434,164)	-	-	1,696,044	467,726
Total	$-	$370,969,550	$(368,360,252)	$-	$-	$2,609,298	$721,606

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities
May 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $991,524,621)	$1,084,203,122
Investments in affiliated money market funds, at value (Cost $2,609,298)	2,609,298
Receivable for:
Fund shares sold	251,332
Dividends	314,947
Tax refund	9,259,358
Investment for trustee deferred compensation and retirement plans	94,909
Prepaid taxes	681,765
Other assets	109,025
Total assets	1,097,523,756
Liabilities:
Payable for:
Fund shares reacquired	407,393
Accrued fees to affiliates	425,075
Accrued interest expense	10,773
Accrued trustees’ and officers’ fees and benefits	3,296
Accrued other operating expenses	183,179
Deferred tax liability, net	9,922,176
Trustee deferred compensation and retirement plans	94,909
Total liabilities	11,046,801
Net assets applicable to shares outstanding	$1,086,476,955
Net assets consist of:
Shares of beneficial interest	$1,639,338,897
Distributable earnings (loss), net of taxes	(552,861,942)
$1,086,476,955
Net Assets:
Class A	$514,703,975
Class C	$75,385,397
Class R	$3,272,642
Class Y	$465,092,582
Class R5	$215,932
Class R6	$27,806,427
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,417,074
Class C	10,749,645
Class R	399,326
Class Y	51,672,542
Class R5	25,271
Class R6	3,046,316
Class A:
Net asset value per share	$8.38
Maximum offering price per share (Net asset value of $8.38 ÷ 94.50%)	$8.87
Class C:
Net asset value and offering price per share	$7.01
Class R:
Net asset value and offering price per share	$8.20
Class Y:
Net asset value and offering price per share	$9.00
Class R5:
Net asset value and offering price per share	$8.54
Class R6:
Net asset value and offering price per share	$9.13
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Alpha Fund

Statement of Operations
For the six months ended May 31, 2025
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $166,754)	$32,842,990
Dividends from affiliated money market funds	721,606
Less: return of capital on distributions and dividends	(25,458,798)
Total investment income	8,105,798
Expenses:
Advisory fees	6,152,704
Administrative services fees	150,981
Custodian fees	1,970
Distribution fees:
Class A	669,899
Class C	429,215
Class R	8,022
Interest, facilities and maintenance fees	86,465
State tax expense	67,000
Transfer agent fees — A, C, R and Y	619,848
Transfer agent fees — R5	26
Transfer agent fees — R6	3,836
Trustees’ and officers’ fees and benefits	12,591
Registration and filing fees	52,252
Reports to shareholders	34,087
Professional services fees	74,526
Other	15,556
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	8,378,978
Less: Fees waived and/or expense offset arrangement(s)	(23,298)
Net expenses, before deferred taxes	8,355,680
Net investment income (loss), before deferred taxes	(249,882)
Net deferred tax (expense) benefit	5,660,112
Current tax (expense)/benefit	9,259,358
Net investment income (loss), net of deferred taxes	14,669,588
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	127,579,134
Foreign currencies	2,680
Net deferred tax (expense) benefit	(36,818,705)
90,763,109
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(206,376,254)
Foreign currencies	4,210
Net deferred tax (expense) benefit	40,004,796
(166,367,248)
Net realized and unrealized gain (loss), net of deferred taxes	(75,604,139)
Net increase (decrease) in net assets resulting from operations	$(60,934,551)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2025 and the year ended November 30, 2024
(Unaudited)
	May 31, 2025	November 30, 2024
Operations:
Net investment income (loss), net of deferred taxes	$14,669,588	$(3,014,952)
Net realized gain, net of deferred taxes	90,763,109	408,132,980
Change in net unrealized appreciation (depreciation), net of deferred taxes	(166,367,248)	(26,381,137)
Net increase (decrease) in net assets resulting from operations	(60,934,551)	378,736,891
Distributions to shareholders from distributable earnings:
Class A	(12,026,025)	(26,141,221)
Class C	(2,254,199)	(6,150,009)
Class R	(74,572)	(120,866)
Class Y	(10,030,612)	(21,352,790)
Class R5	(4,277)	(4,666)
Class R6	(575,992)	(1,167,334)
Total distributions from distributable earnings	(24,965,677)	(54,936,886)
Share transactions–net:
Class A	(267,242)	2,486,542
Class C	(15,246,579)	(26,572,325)
Class R	652,087	605,568
Class Y	2,692,588	9,488,454
Class R5	124,910	5,376
Class R6	3,304,449	1,413,806
Net increase (decrease) in net assets resulting from share transactions	(8,739,787)	(12,572,579)
Net increase (decrease) in net assets	(94,640,015)	311,227,426
Net assets:
Beginning of period	1,181,116,970	869,889,544
End of period	$1,086,476,955	$1,181,116,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Alpha Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2025	Years Ended November 30,
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.03	$6.56	$5.84	$4.56	$3.58	$5.28
Net investment income (loss)(a)	0.11	(0.03)	(0.01)	(0.02)	(0.11)	(0.06)
Return of capital(a)	0.15	0.30	0.28	0.25	0.24	0.29
Net gains (losses) on securities (both realized and unrealized)	(0.72)	2.63	0.83	1.42	1.22	(1.42)
Total from investment operations	(0.46)	2.90	1.10	1.65	1.35	(1.19)
Less:
Dividends from net investment income	(0.19)	(0.43)	(0.38)	(0.37)	—	—
Return of capital	—	—	—	—	(0.37)	(0.51)
Total distributions	(0.19)	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$8.38	$9.03	$6.56	$5.84	$4.56	$3.58
Total return(b)	(5.09)%	45.76%	19.67%	37.02%	38.26%	(22.24)%
Net assets, end of period (000’s omitted)	$514,704	$556,165	$401,811	$366,201	$274,904	$203,978
Portfolio turnover rate	39%	101%	32%	25%	31%	88%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.53%(c)	1.80%	1.60%	1.62%	1.65%	1.87%
Expense (waivers)	(0.00)%(c)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes	1.53%(c)	1.78%	1.54%	1.54%	1.55%	1.74%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.50%(c)	1.53%	1.50%	1.50%	1.50%	1.52%
Deferred/current tax expense (benefit)(d)	(3.20)%(c)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	(1.67)%(c)	6.64%	3.06%	2.39%	2.83%	2.51%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.10)%(c)	(0.55)%	(0.61)%	(0.88)%	(0.92)%	(1.57)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.10)%(c)	(0.53)%	(0.55)%	(0.80)%	(0.82)%	(1.44)%
Deferred tax benefit (expense)(e)	2.63%(c)	0.18%	0.30%	0.49%	(1.55)%	— %
Ratio of net investment income (loss), after taxes	2.53%(c)	(0.35)%	(0.25)%	(0.31)%	(2.37)%	(1.44)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.62	$5.63	$5.11	$4.05	$3.23	$4.87
Net investment income (loss)(a)	0.06	(0.07)	(0.05)	(0.05)	(0.12)	(0.08)
Return of capital(a)	0.13	0.26	0.24	0.22	0.21	0.27
Net gains (losses) on securities (both realized and unrealized)	(0.61)	2.23	0.71	1.26	1.10	(1.32)
Total from investment operations	(0.42)	2.42	0.90	1.43	1.19	(1.13)
Less:
Dividends from net investment income	(0.19)	(0.43)	(0.38)	(0.37)	—	—
Return of capital	—	—	—	—	(0.37)	(0.51)
Total distributions	(0.19)	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$7.01	$7.62	$5.63	$5.11	$4.05	$3.23
Total return(b)	(5.52)%	44.76%	18.53%	36.24%	37.41%	(22.94)%
Net assets, end of period (000’s omitted)	$75,385	$97,813	$96,411	$113,059	$122,076	$143,085
Portfolio turnover rate	39%	101%	32%	25%	31%	88%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.28%(c)	2.55%	2.35%	2.37%	2.40%	2.62%
Expense (waivers)	(0.00)%(c)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes	2.28%(c)	2.53%	2.29%	2.29%	2.30%	2.49%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.25%(c)	2.28%	2.25%	2.25%	2.25%	2.28%
Deferred/current tax expense (benefit)(d)	(3.20)%(c)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	(0.92)%(c)	7.39%	3.81%	3.14%	3.58%	3.26%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.85)%(c)	(1.30)%	(1.36)%	(1.63)%	(1.67)%	(2.32)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.85)%(c)	(1.28)%	(1.30)%	(1.55)%	(1.57)%	(2.19)%
Deferred tax benefit (expense)(e)	2.63%(c)	0.18%	0.30%	0.49%	(1.55)%	— %
Ratio of net investment income (loss), after taxes	1.78%(c)	(1.10)%	(1.00)%	(1.06)%	(3.12)%	(2.19)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.85	$6.45	$5.77	$4.51	$3.55	$5.27
Net investment income (loss)(a)	0.10	(0.04)	(0.03)	(0.03)	(0.12)	(0.06)
Return of capital(a)	0.15	0.30	0.28	0.25	0.24	0.28
Net gains (losses) on securities (both realized and unrealized)	(0.71)	2.57	0.81	1.41	1.21	(1.43)
Total from investment operations	(0.46)	2.83	1.06	1.63	1.33	(1.21)
Less:
Dividends from net investment income	(0.19)	(0.43)	(0.38)	(0.37)	—	—
Return of capital	—	—	—	—	(0.37)	(0.51)
Total distributions	(0.19)	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$8.20	$8.85	$6.45	$5.77	$4.51	$3.55
Total return(b)	(5.20)%	45.45%	19.21%	36.99%	38%	(22.69)%
Net assets, end of period (000’s omitted)	$3,273	$2,854	$1,534	$724	$374	$200
Portfolio turnover rate	39%	101%	32%	25%	31%	88%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.78%(c)	2.05%	1.85%	1.87%	1.90%	2.12%
Expense (waivers)	(0.00)%(c)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes	1.78%(c)	2.03%	1.79%	1.79%	1.80%	1.99%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.75%(c)	1.78%	1.75%	1.75%	1.75%	1.76%
Deferred/current tax expense (benefit)(d)	(3.20)%(c)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	(1.42)%(c)	6.89%	3.31%	2.64%	3.08%	2.76%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.35)%(c)	(0.80)%	(0.86)%	(1.13)%	(1.17)%	(1.82)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.35)%(c)	(0.78)%	(0.80)%	(1.05)%	(1.07)%	(1.69)%
Deferred tax benefit (expense)(e)	2.63%(c)	0.18%	0.30%	0.49%	(1.55)%	— %
Ratio of net investment income (loss), after taxes	2.28%(c)	(0.60)%	(0.50)%	(0.56)%	(2.62)%	(1.69)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class Y		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.67	$6.98	$6.18	$4.79	$3.74	$5.48
Net investment income (loss)(a)	0.13	(0.01)	0.00	0.00	(0.10)	(0.05)
Return of capital(a)	0.16	0.32	0.30	0.26	0.25	0.31
Net gains (losses) on securities (both realized and unrealized)	(0.77)	2.81	0.88	1.50	1.27	(1.49)
Total from investment operations	(0.48)	3.12	1.18	1.76	1.42	(1.23)
Less:
Dividends from net investment income	(0.19)	(0.43)	(0.38)	(0.37)	—	—
Return of capital	—	—	—	—	(0.37)	(0.51)
Total distributions	(0.19)	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$9.00	$9.67	$6.98	$6.18	$4.79	$3.74
Total return(b)	(4.96)%	46.16%	19.88%	37.55%	38.50%	(22.15)%
Net assets, end of period (000’s omitted)	$465,093	$497,573	$352,339	$322,851	$264,856	$239,896
Portfolio turnover rate	39%	101%	32%	25%	31%	88%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.28%(c)	1.55%	1.35%	1.37%	1.40%	1.62%
Expense (waivers)	(0.00)%(c)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes	1.28%(c)	1.53%	1.29%	1.29%	1.30%	1.49%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.25%(c)	1.28%	1.25%	1.25%	1.25%	1.27%
Deferred/current tax expense (benefit)(d)	(3.20)%(c)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	(1.92)%(c)	6.39%	2.81%	2.14%	2.58%	2.26%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.15%(c)	(0.30)%	(0.36)%	(0.63)%	(0.67)%	(1.32)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.15%(c)	(0.28)%	(0.30)%	(0.55)%	(0.57)%	(1.19)%
Deferred tax benefit (expense)(e)	2.63%(c)	0.18%	0.30%	0.49%	(1.55)%	— %
Ratio of net investment income (loss), after taxes	2.78%(c)	(0.10)%	0.00%	(0.06)%	(2.12)%	(1.19)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R5		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.19	$6.64	$5.90	$4.59	$3.59	$5.29
Net investment income (loss)(a)	0.13	0.00	0.00	0.00	(0.10)	(0.05)
Return of capital(a)	0.15	0.31	0.29	0.25	0.24	0.29
Net gains (losses) on securities (both realized and unrealized)	(0.74)	2.67	0.83	1.43	1.23	(1.43)
Total from investment operations	(0.46)	2.98	1.12	1.68	1.37	(1.19)
Less:
Dividends from net investment income	(0.19)	(0.43)	(0.38)	(0.37)	—	—
Return of capital	—	—	—	—	(0.37)	(0.51)
Total distributions	(0.19)	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$8.54	$9.19	$6.64	$5.90	$4.59	$3.59
Total return(b)	(5.00)%	46.43%	19.81%	37.45%	38.72%	(22.20)%
Net assets, end of period (000’s omitted)	$216	$102	$69	$9	$7	$5
Portfolio turnover rate	39%	101%	32%	25%	31%	88%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.20%(c)	1.46%	1.25%	1.26%	1.29%	1.49%
Expense (waivers)	(0.00)%(c)	(0.01)%	(0.01)%	— %(d)	— %(d)	(0.01)%
With fee waivers and/or expense reimbursements, before taxes	1.20%(c)	1.45%	1.24%	1.26%	1.29%	1.48%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.17%(c)	1.21%	1.21%	1.22%	1.24%	1.26%
Deferred/current tax expense (benefit)(e)	(3.19)%(c)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	(1.99)%(c)	6.31%	2.76%	2.11%	2.57%	2.25%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.23%(c)	(0.22)%	(0.26)%	(0.52)%	(0.56)%	(1.19)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.23%(c)	(0.21)%	(0.25)%	(0.52)%	(0.56)%	(1.18)%
Deferred tax benefit (expense)(f)	2.63%(c)	0.18%	0.30%	0.49%	(1.55)%	— %
Ratio of net investment income (loss), after taxes	2.86%(c)	(0.03)%	0.05%	(0.03)%	(2.11)%	(1.18)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Rounds to less than (0.01)%
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.80	$7.06	$6.25	$4.84	$3.77	$5.51
Net investment income (loss)(a)	0.13	0.00	0.00	0.00	(0.10)	(0.05)
Return of capital(a)	0.16	0.33	0.30	0.26	0.25	0.32
Net gains (losses) on securities (both realized and unrealized)	(0.77)	2.84	0.89	1.52	1.29	(1.50)
Total from investment operations	(0.48)	3.17	1.19	1.78	1.44	(1.23)
Less:
Dividends from net investment income	(0.19)	(0.43)	(0.38)	(0.37)	—	—
Return of capital	—	—	—	—	(0.37)	(0.51)
Total distributions	(0.19)	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$9.13	$9.80	$7.06	$6.25	$4.84	$3.77
Total return(b)	(4.89)%	46.35%	19.83%	37.59%	38.74%	(22.03)%
Net assets, end of period (000’s omitted)	$27,806	$26,610	$17,725	$16,738	$14,333	$13,194
Portfolio turnover rate	39%	101%	32%	25%	31%	88%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.20%(c)	1.46%	1.25%	1.26%	1.29%	1.49%
Expense (waivers)	(0.00)%(c)	(0.02)%	(0.03)%	(0.03)%	(0.05)%	(0.06)%
With fee waivers and/or expense reimbursements, before taxes	1.20%(c)	1.44%	1.22%	1.23%	1.24%	1.43%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.17%(c)	1.20%	1.19%	1.19%	1.19%	1.21%
Deferred/current tax expense (benefit)(d)	(3.20)%(c)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	(2.00)%(c)	6.30%	2.74%	2.08%	2.52%	2.20%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.23%(c)	(0.22)%	(0.26)%	(0.52)%	(0.56)%	(1.19)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.23%(c)	(0.20)%	(0.23)%	(0.49)%	(0.51)%	(1.13)%
Deferred tax benefit (expense)(e)	2.63%(c)	0.18%	0.30%	0.49%	(1.55)%	— %
Ratio of net investment income (loss), after taxes	2.86%(c)	(0.02)%	0.07%	0.00%	(2.06)%	(1.13)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements
May 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
12
Invesco SteelPath MLP Alpha Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation
13
Invesco SteelPath MLP Alpha Fund

allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14
Invesco SteelPath MLP Alpha Fund

N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	1.100%
Next $2 billion	1.080%
Over $5 billion	1.050%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2025, the effective advisory fee rate incurred by the Fund was 1.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.32% and 1.32%, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended May 31, 2025, the Adviser waived advisory fees of $18,813.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2025, IDI advised the Fund that IDI retained $34,979 in front-end sales commissions from the sale of Class A shares and $189 and $1,815 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2025, the Fund incurred $4,639 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
15
Invesco SteelPath MLP Alpha Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended May 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,485.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2025 and the Fiscal Year Ended November 30, 2024:
	2025	2024
Ordinary income	$24,965,677	$54,936,886
For the six months ended May 31, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.00% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2025:
Current tax (expense) benefit
Federal	$8,726,599
State	532,759
Total current tax (expense) benefit	$9,259,358
Deferred tax (expense) benefit
Federal	$8,176,146
State	670,057
Total deferred tax (expense) benefit	$8,846,203
16
Invesco SteelPath MLP Alpha Fund

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$16,583,058	21.00%
State income taxes net of federal benefit	950,226	1.20%
Effect of permanent differences	649,184	0.83%
Return to provision adjustments	(76,907)	(0.10)%
Total income tax (expense) benefit	$18,105,561	22.93%
For the six months ended May 31, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 22.93% differed from the combined federal and state statutory tax rate of 22.00% due to favorable permanent adjustments for dividends received deductions.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$5,008,375
Net operating loss carryforward (tax basis) — State	2,440,625
Excess business interest expense carryforward	1,705,792
Capital loss carryforward (tax basis)	6,753,064
Book to tax differences — Income recognized from MLPs	(4,965,483)
Other	500,159
Total deferred tax assets	$11,442,532
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(20,668,216)
Other	(696,492)
Total deferred tax liability	(21,364,708)
Total net deferred tax asset (liability)	$(9,922,176)
As of May 31, 2025, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
Total expiring net operating loss carryforwards	$—
Total non-expiring net operating loss carryforwards	$22,742,115
Total net operating loss carryforwards	$22,742,115
During the six months ended May 31, 2025, the Fund estimates that it will utilize $22,742,115 of net operating loss carryforward.
As of May 31, 2025, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:
Expiration Date
11/30/2026	$30,695,745
During the six months ended May 31, 2025, the Fund estimates that it will utilize $124,177,059 of capital loss carryforward.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2025 was $461,840,249 and $440,059,899, respectively.
As of May 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$162,630,131
Aggregate unrealized (depreciation) of investments	(36,600,896)
Net unrealized appreciation of investments	$126,029,235
Cost of investments for tax purposes is $960,783,185.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
17
Invesco SteelPath MLP Alpha Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended May 31, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,093,769	$27,040,062	4,150,083	$30,705,447
Class C	400,941	2,928,975	1,149,637	7,302,476
Class R	85,712	728,446	123,273	906,826
Class Y	6,776,268	63,129,931	10,312,830	82,680,451
Class R5	14,297	126,244	1,995	15,041
Class R6	778,064	7,501,614	1,104,759	8,902,229
Issued as reinvestment of dividends:
Class A	909,301	7,832,212	2,319,107	17,446,396
Class C	182,246	1,319,161	561,922	3,590,692
Class R	8,854	74,572	16,446	120,866
Class Y	656,339	6,062,916	1,569,333	12,688,389
Class R5	456	3,997	535	4,049
Class R6	32,743	306,312	72,762	603,612
Automatic conversion of Class C shares to Class A shares:
Class A	1,319,762	11,533,375	3,180,136	23,218,262
Class C	(1,570,143)	(11,533,375)	(3,731,605)	(23,218,262)
Reacquired:
Class A	(5,483,291)	(46,672,891)	(9,367,211)	(68,883,563)
Class C	(1,101,425)	(7,961,340)	(2,272,107)	(14,247,231)
Class R	(17,787)	(150,931)	(55,191)	(422,124)
Class Y	(7,195,766)	(66,500,259)	(10,934,585)	(85,880,386)
Class R5	(602)	(5,331)	(1,859)	(13,714)
Class R6	(478,965)	(4,503,477)	(972,983)	(8,092,035)
Net increase (decrease) in share activity	(1,589,227)	$(8,739,787)	(2,772,723)	$(12,572,579)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco SteelPath MLP Alpha Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco SteelPath MLP Alpha Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMA-NCSRS

Semi-Annual Financial Statements and Other Information
May 31, 2025
Invesco SteelPath MLP Alpha Plus Fund
Nasdaq:
A: MLPLX ■ C: MLPMX ■ R: SPMJX ■ Y: MLPNX ■ R5: SPMPX ■ R6: OSPPX

2	Schedule of Investments
3	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2025
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities– 103.81%
Diversified–55.79%
Energy Transfer L.P.(a)	3,508,378	$61,326,447
Enterprise Products Partners L.P.(a)	1,244,103	38,343,255
MPLX L.P.(a)	1,180,240	60,192,240
TC Energy Corp. (Canada)(a)	210,135	10,641,236
		170,503,178
Gathering & Processing –24.70%
Hess Midstream L.P.(a)	604,841	22,379,117
Western Midstream Partners L.P.(a)	1,420,185	53,114,919
		75,494,036
Natural Gas Pipeline Transportation–2.33%
Enbridge, Inc. (Canada)(a)	152,791	7,101,726
Other Energy–7.16%
Kodiak Gas Services, Inc.(a)	59,078	2,086,044
Sunoco L.P.(a)	366,903	19,790,748
		21,876,792
Petroleum Pipeline Transportation–13.83%
Genesis Energy L.P.(a)	625,358	9,861,896
Plains All American Pipeline L.P.(a)	1,520,132	25,142,983
Plains GP Holdings L.P.(a)	412,482	7,259,683
		42,264,562
Total Master Limited Partnerships & Related Entities (Cost $224,000,060)		317,240,294
Shares
Common Stocks & Other Equity Interests–41.54%
Diversified–13.98%
ONEOK, Inc.(a)	226,055	18,274,266
Shares		Value
Diversified–(continued)
Williams Cos., Inc. (The)(a)	403,962	$24,443,741
		42,718,007
Gathering & Processing –15.01%
Archrock, Inc.(a)	121,674	3,029,683
Targa Resources Corp.(a)	271,310	42,847,988
		45,877,671
Natural Gas Pipeline Transportation–2.91%
DT Midstream, Inc.(a)	44,150	4,624,271
Kinetik Holdings, Inc.(a)	95,627	4,259,227
		8,883,498
Other Energy–9.64%
Cheniere Energy, Inc.(a)	70,887	16,799,510
Kinder Morgan, Inc.(a)	452,051	12,675,510
		29,475,020
Total Common Stocks & Other Equity Interests (Cost $95,348,402)		126,954,196

Money Market Funds–1.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(b)(c)	1,211,822	1,211,822
Invesco Treasury Portfolio, Institutional Class, 4.22%(b)(c)	2,250,526	2,250,526
Total Money Market Funds (Cost $3,462,348)		3,462,348
TOTAL INVESTMENTS IN SECURITIES—146.48% (Cost $322,810,810)		447,656,838
BORROWINGS–(38.61)%		(118,000,000)
OTHER ASSETS LESS LIABILITIES–(7.87)%		(24,052,099)
NET ASSETS–100.00%		$305,604,739
Notes to Schedule of Investments:
(a)
As of May 31, 2025, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $265,666,581 as of May 31, 2025. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6 of the Notes to
Financial Statements for additional information.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2025.

	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$30,407,385	$(29,195,563)	$-	$-	$1,211,822	$69,368
Invesco Treasury Portfolio, Institutional Class	-	56,470,858	(54,220,332)	-	-	2,250,526	127,797
Total	$-	$86,878,243	$(83,415,895)	$-	$-	$3,462,348	$197,165

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities
May 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $319,348,462)	$444,194,490
Investments in affiliated money market funds, at value (Cost $3,462,348)	3,462,348
Receivable for:
Fund shares sold	224,994
Dividends	4,077,353
Investment for trustee deferred compensation and retirement plans	33,065
Prepaid taxes	16,045
Other assets	130,019
Total assets	452,138,314
Liabilities:
Payable for:
Borrowings	118,000,000
Fund shares reacquired	216,245
Accrued fees to affiliates	115,818
Accrued interest expense	538,937
Accrued trustees’ and officers’ fees and benefits	2,044
Accrued other operating expenses	139,148
Deferred tax liability, net	27,488,318
Trustee deferred compensation and retirement plans	33,065
Total liabilities	146,533,575
Net assets applicable to shares outstanding	$305,604,739
Net assets consist of:
Shares of beneficial interest	$321,999,107
Distributable earnings (loss), net of taxes	(16,394,368)
$305,604,739
Net Assets:
Class A	$172,996,152
Class C	$44,381,316
Class R	$7,073,102
Class Y	$79,984,230
Class R5	$10,914
Class R6	$1,159,025
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	29,532,312
Class C	9,178,139
Class R	1,228,192
Class Y	12,770,641
Class R5	1,818
Class R6	179,474
Class A:
Net asset value per share	$5.86
Maximum offering price per share (Net asset value of $5.86 ÷ 94.50%)	$6.20
Class C:
Net asset value and offering price per share	$4.84
Class R:
Net asset value and offering price per share	$5.76
Class Y:
Net asset value and offering price per share	$6.26
Class R5:
Net asset value and offering price per share	$6.00
Class R6:
Net asset value and offering price per share	$6.46
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations
For the six months ended May 31, 2025
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $66,552)	$13,216,952
Dividends from affiliated money market funds	197,165
Less: return of capital on distributions and dividends	(10,262,109)
Total investment income	3,152,008
Expenses:
Advisory fees	1,951,605
Administrative services fees	45,952
Custodian fees	2,275
Distribution fees:
Class A	222,773
Class C	239,991
Class R	17,656
Interest, facilities and maintenance fees	3,048,066
Transfer agent fees — A, C, R and Y	136,605
Transfer agent fees — R5	4
Transfer agent fees — R6	87
Trustees’ and officers’ fees and benefits	10,278
Registration and filing fees	43,029
Reports to shareholders	11,703
Professional services fees	69,496
Other	5,444
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	5,804,964
Less: Fees waived and/or expense offset arrangement(s)	(8,546)
Net expenses, before deferred taxes	5,796,418
Net investment income (loss), before deferred taxes	(2,644,410)
Net deferred tax (expense) benefit	780,957
Net investment income (loss), net of deferred taxes	(1,863,453)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	28,340,117
Foreign currencies	(765)
Net deferred tax (expense) benefit	(4,131,212)
24,208,140
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(62,488,126)
Foreign currencies	4,066
Net deferred tax (expense) benefit	11,728,887
(50,755,173)
Net realized and unrealized gain (loss), net of deferred taxes	(26,547,033)
Net increase (decrease) in net assets resulting from operations	$(28,410,486)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2025 and the year ended November 30, 2024
(Unaudited)
	May 31, 2025	November 30, 2024
Operations:
Net investment income (loss), net of deferred taxes	$(1,863,453)	$(3,957,301)
Net realized gain, net of deferred taxes	24,208,140	25,408,708
Change in net unrealized appreciation (depreciation), net of deferred taxes	(50,755,173)	93,517,276
Net increase (decrease) in net assets resulting from operations	(28,410,486)	114,968,683
Distributions to shareholders from distributable earnings:
Class A	(3,907,010)	(7,388,377)
Class C	(1,256,100)	(2,735,648)
Class R	(157,495)	(276,466)
Class Y	(1,661,439)	(3,462,322)
Class R5	(243)	(562)
Class R6	(19,857)	(32,079)
Total distributions from distributable earnings	(7,002,144)	(13,895,454)
Share transactions–net:
Class A	10,854,034	23,954,826
Class C	(990,204)	(2,151,923)
Class R	755,166	1,653,752
Class Y	2,291,990	5,959,090
Class R5	—	(6,724)
Class R6	570,310	46,157
Net increase in net assets resulting from share transactions	13,481,296	29,455,178
Net increase (decrease) in net assets	(21,931,334)	130,528,407
Net assets:
Beginning of period	327,536,073	197,007,666
End of period	$305,604,739	$327,536,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows
For the six months ended May 31, 2025
(Unaudited)
Cash provided by (used in) operating activities:
Net increase (decrease) in net assets resulting from operations	$(28,410,486)
Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(83,881,435)
Proceeds from sales of investments	57,584,020
Distributions from Master Limited Partnerships	10,262,109
Net realized gain from investment securities	(28,340,117)
Net change in unrealized depreciation on investment securities	62,488,126
Change in operating assets and liabilities:
Increase in receivables and other assets	(3,976,283)
Decrease in accrued expenses and other payables	(290,605)
Decrease in current tax liability	(8,378,632)
Net cash provided by (used in) operating activities	(22,943,303)
Cash provided by financing activities:
Dividends paid to shareholders from distributable earnings	(1,739,400)
Proceeds from shares of beneficial interest sold	49,435,511
Disbursements from shares of beneficial interest reacquired	(40,989,740)
Proceeds from borrowings	18,000,000
Net cash provided by financing activities	24,706,371
Net increase in cash and cash equivalents	1,763,068
Cash and cash equivalents at beginning of period	1,699,280
Cash and cash equivalents at end of period	$3,462,348
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$5,262,744
Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$8,300
Cash paid during the period for interest, facilities and maintenance fees	$2,954,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2025	Years Ended November 30,
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.52	$4.40	$3.85	$2.73	$1.95	$3.77
Net investment income (loss)(a)	(0.02)	(0.08)	(0.07)	(0.02)	(0.03)	(0.05)
Return of capital(a)	0.07	0.30	0.25	0.22	0.19	0.23
Net gains (losses) on securities (both realized and unrealized)	(0.58)	2.19	0.62	1.17	0.87	(1.55)
Total from investment operations	(0.53)	2.41	0.80	1.37	1.03	(1.37)
Less:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.25)	(0.03)	—
Return of capital	—	—	—	—	(0.22)	(0.45)
Total distributions	(0.13)	(0.29)	(0.25)	(0.25)	(0.25)	(0.45)
Net asset value, end of period	$5.86	$6.52	$4.40	$3.85	$2.73	$1.95
Total return(b)	(8.14)%	56.82%	21.90%	51.36%	53.66%	(36.31)%
Net assets, end of period (000’s omitted)	$172,996	$181,751	$102,689	$88,038	$55,512	$31,002
Portfolio turnover rate	13%	26%	42%	43%	42%	148%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.62%(c)	3.92%	3.97%	2.64%	2.56%	3.36%
Expense (waivers)	(0.00)%(c)	0.00%	(0.14)%(d)	(0.25)%(d)	(0.40)%(d)	(0.63)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.62%(c)	3.92%	3.83%	2.39%	2.16%	2.73%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.69%(c)	1.78%	1.69%	1.59%	1.58%	1.61%
Deferred/current tax expense (benefit)(e)	(5.31)%(c)	13.37%	4.09%	0.00%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(1.69)%(c)	17.29%	7.92%	2.39%	2.16%	2.73%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.62)%(c)	(2.30)%	(2.68)%	(1.68)%	(1.67)%	(3.01)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.62)%(c)	(2.30)%	(2.54)%	(1.43)%	(1.27)%	(2.38)%
Deferred tax benefit (expense)(f)	0.49%(c)	0.70%	0.82%	0.93%	— %	— %
Ratio of net investment income (loss), after taxes	(1.13)%(c)	(1.60)%	(1.72)%	(0.50)%	(1.27)%	(2.38)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.43	$3.73	$3.32	$2.40	$1.75	$3.47
Net investment income (loss)(a)	(0.02)	(0.10)	(0.08)	(0.04)	(0.05)	(0.06)
Return of capital(a)	0.06	0.25	0.21	0.19	0.17	0.21
Net gains (losses) on securities (both realized and unrealized)	(0.50)	1.84	0.53	1.02	0.78	(1.42)
Total from investment operations	(0.46)	1.99	0.66	1.17	0.90	(1.27)
Less:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.25)	(0.03)	—
Return of capital	—	—	—	—	(0.22)	(0.45)
Total distributions	(0.13)	(0.29)	(0.25)	(0.25)	(0.25)	(0.45)
Net asset value, end of period	$4.84	$5.43	$3.73	$3.32	$2.40	$1.75
Total return(b)	(8.48)%	55.74%	21.15%	50.03%	52.31%	(36.61)%
Net assets, end of period (000’s omitted)	$44,381	$51,023	$37,269	$49,469	$34,598	$23,236
Portfolio turnover rate	13%	26%	42%	43%	42%	148%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.37%(c)	4.67%	4.72%	3.39%	3.31%	4.12%
Expense (waivers)	(0.00)%(c)	0.00%	(0.14)%(d)	(0.25)%(d)	(0.38)%(d)	(0.61)%(d)
With fee waivers and/or expense reimbursements, before taxes	4.37%(c)	4.67%	4.58%	3.14%	2.93%	3.51%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.44%(c)	2.53%	2.44%	2.34%	2.35%	2.39%
Deferred/current tax expense (benefit)(e)	(5.31)%(c)	13.37%	4.09%	0.00%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.94)%(c)	18.04%	8.67%	3.14%	2.93%	3.51%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(2.37)%(c)	(3.05)%	(3.43)%	(2.43)%	(2.42)%	(3.77)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.37)%(c)	(3.05)%	(3.29)%	(2.18)%	(2.04)%	(3.16)%
Deferred tax benefit (expense)(f)	0.49%(c)	0.70%	0.82%	0.93%	— %	— %
Ratio of net investment income (loss), after taxes	(1.88)%(c)	(2.35)%	(2.47)%	(1.25)%	(2.04)%	(3.16)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.42	$4.35	$3.81	$2.71	$1.95	$3.76
Net investment income (loss)(a)	(0.02)	(0.09)	(0.08)	(0.03)	(0.04)	(0.05)
Return of capital(a)	0.07	0.29	0.25	0.22	0.19	0.19
Net gains (losses) on securities (both realized and unrealized)	(0.58)	2.16	0.62	1.16	0.86	(1.50)
Total from investment operations	(0.53)	2.36	0.79	1.35	1.01	(1.36)
Less:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.25)	(0.03)	—
Return of capital	—	—	—	—	(0.22)	(0.45)
Total distributions	(0.13)	(0.29)	(0.25)	(0.25)	(0.25)	(0.45)
Net asset value, end of period	$5.76	$6.42	$4.35	$3.81	$2.71	$1.95
Total return(b)	(8.26)%	56.32%	21.87%	50.98%	52.60%	(36.09)%
Net assets, end of period (000’s omitted)	$7,073	$7,109	$3,381	$1,878	$448	$159
Portfolio turnover rate	13%	26%	42%	43%	42%	148%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.87%(c)	4.17%	4.22%	2.89%	2.81%	3.56%
Expense (waivers)	(0.00)%(c)	0.00%	(0.14)%(d)	(0.25)%(d)	(0.40)%(d)	(0.63)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.87%(c)	4.17%	4.08%	2.64%	2.41%	2.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.94%(c)	2.03%	1.94%	1.84%	1.83%	1.81%
Deferred/current tax expense (benefit)(e)	(5.31)%(c)	13.37%	4.09%	0.00%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(1.44)%(c)	17.54%	8.17%	2.64%	2.41%	2.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.87)%(c)	(2.55)%	(2.93)%	(1.93)%	(1.92)%	(3.21)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.87)%(c)	(2.55)%	(2.79)%	(1.68)%	(1.52)%	(2.58)%
Deferred tax benefit (expense)(f)	0.49%(c)	0.70%	0.82%	0.93%	— %	— %
Ratio of net investment income (loss), after taxes	(1.38)%(c)	(1.85)%	(1.97)%	(0.75)%	(1.52)%	(2.58)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class Y		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.96	$4.66	$4.06	$2.86	$2.03	$3.88
Net investment income (loss)(a)	(0.00)	(0.07)	(0.06)	(0.01)	(0.03)	(0.05)
Return of capital(a)	0.02	0.31	0.26	0.23	0.20	0.24
Net gains (losses) on securities (both realized and unrealized)	(0.59)	2.35	0.65	1.23	0.91	(1.59)
Total from investment operations	(0.57)	2.59	0.85	1.45	1.08	(1.40)
Less:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.25)	(0.03)	—
Return of capital	—	—	—	0.002	(0.22)	(0.45)
Total distributions	(0.13)	(0.29)	(0.25)	(0.25)	(0.25)	(0.45)
Net asset value, end of period	$6.26	$6.96	$4.66	$4.06	$2.86	$2.03
Total return(b)	(8.20)%	57.53%	22.00%	51.84%	54.02%	(36.03)%
Net assets, end of period (000’s omitted)	$79,984	$86,944	$53,284	$66,849	$44,921	$27,930
Portfolio turnover rate	13%	26%	42%	43%	42%	148%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.37%(c)	3.67%	3.72%	2.39%	2.31%	3.10%
Expense (waivers)	(0.00)%(c)	0.00%	(0.14)%(d)	(0.25)%(d)	(0.37)%(d)	(0.59)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.37%(c)	3.67%	3.58%	2.14%	1.94%	2.51%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.44%(c)	1.53%	1.44%	1.34%	1.36%	1.39%
Deferred/current tax expense (benefit)(e)	(5.31)%(c)	13.37%	4.09%	0.00%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(1.94)%(c)	17.04%	7.67%	2.14%	1.94%	2.51%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.37)%(c)	(2.05)%	(2.43)%	(1.43)%	(1.42)%	(2.75)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.37)%(c)	(2.05)%	(2.29)%	(1.18)%	(1.05)%	(2.16)%
Deferred tax benefit (expense)(f)	0.49%(c)	0.70%	0.82%	0.93%	— %	— %
Ratio of net investment income (loss), after taxes	(0.88)%(c)	(1.35)%	(1.47)%	(0.25)%	(1.05)%	(2.16)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R5		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.67	$4.48	$3.91	$2.76	$1.97	$3.78
Net investment income (loss)(a)	(0.01)	(0.07)	(0.06)	(0.01)	(0.03)	(0.05)
Return of capital(a)	0.07	0.30	0.25	0.22	0.19	0.24
Net gains (losses) on securities (both realized and unrealized)	(0.60)	2.25	0.63	1.19	0.88	(1.55)
Total from investment operations	(0.54)	2.48	0.82	1.40	1.04	(1.36)
Less:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.25)	(0.03)	—
Return of capital	—	—	—	—	(0.22)	(0.45)
Total distributions	(0.13)	(0.29)	(0.25)	(0.25)	(0.25)	(0.45)
Net asset value, end of period	$6.00	$6.67	$4.48	$3.91	$2.76	$1.97
Total return(b)	(8.10)%	57.39%	22.08%	51.91%	53.65%	(35.87)%
Net assets, end of period (000’s omitted)	$11	$12	$15	$7	$5	$4
Portfolio turnover rate	13%	26%	42%	43%	42%	148%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.35%(c)	3.64%	3.64%	2.31%	2.23%	3.03%
Expense (waivers)	(0.00)%(c)	— %	(0.14)%(d)	(0.25)%(d)	(0.40)%(d)	(0.62)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.35%(c)	3.64%	3.50%	2.06%	1.83%	2.41%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.42%(c)	1.50%	1.36%	1.26%	1.25%	1.29%
Deferred/current tax expense (benefit)(e)	(5.30)%(c)	13.37%	4.09%	0.00%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(1.95)%(c)	17.01%	7.59%	2.06%	1.83%	2.41%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.35)%(c)	(2.02)%	(2.35)%	(1.35)%	(1.34)%	(2.68)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.35)%(c)	(2.02)%	(2.21)%	(1.10)%	(0.94)%	(2.06)%
Deferred tax benefit (expense)(f)	0.49%(c)	0.70%	0.82%	0.93%	— %	— %
Ratio of net investment income (loss), after taxes	(0.86)%(c)	(1.32)%	(1.39)%	(0.17)%	(0.94)%	(2.06)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.17	$4.79	$4.15	$2.92	$2.06	$3.93
Net investment income (loss)(a)	(0.00)	(0.07)	(0.06)	(0.00)	(0.03)	(0.05)
Return of capital(a)	0.00	0.32	0.27	0.23	0.21	0.27
Net gains (losses) on securities (both realized and unrealized)	(0.58)	2.42	0.68	1.25	0.93	(1.64)
Total from investment operations	(0.58)	2.67	0.89	1.48	1.11	(1.42)
Less:
Dividends from net investment income	(0.13)	(0.29)	(0.25)	(0.25)	(0.03)	—
Return of capital	—	—	—	—	(0.22)	(0.45)
Total distributions	(0.13)	(0.29)	(0.25)	(0.25)	(0.25)	(0.45)
Net asset value, end of period	$6.46	$7.17	$4.79	$4.15	$2.92	$2.06
Total return(b)	(8.09)%	57.65%	22.50%	51.79%	54.72%	(36.09)%
Net assets, end of period (000’s omitted)	$1,159	$697	$369	$198	$192	$67
Portfolio turnover rate	13%	26%	42%	43%	42%	148%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.30%(c)	3.60%	3.64%	2.31%	2.23%	3.03%
Expense (waivers)	(0.00)%(c)	0.00%	(0.14)%(d)	(0.29)%(d)	(0.44)%(d)	(0.66)%(d)
With fee waivers and/or expense reimbursements, before taxes	3.30%(c)	3.60%	3.50%	2.02%	1.79%	2.37%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.37%(c)	1.46%	1.36%	1.22%	1.21%	1.25%
Deferred/current tax expense (benefit)(e)	(5.31)%(c)	13.37%	4.09%	0.00%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(2.01)%(c)	16.97%	7.59%	2.02%	1.79%	2.37%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.30)%(c)	(1.98)%	(2.35)%	(1.35)%	(1.34)%	(2.68)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.30)%(c)	(1.98)%	(2.21)%	(1.06)%	(0.90)%	(2.02)%
Deferred tax benefit (expense)(f)	0.49%(c)	0.70%	0.82%	0.93%	— %	— %
Ratio of net investment income (loss), after taxes	(0.81)%(c)	(1.28)%	(1.39)%	(0.13)%	(0.90)%	(2.02)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements
May 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
13
Invesco SteelPath MLP Alpha Plus Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations,including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed,maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation
14
Invesco SteelPath MLP Alpha Plus Fund

allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
N.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or
15
Invesco SteelPath MLP Alpha Plus Fund

credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
O.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	1.250%
Next $2 billion	1.230%
Over $5 billion	1.200%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2025, the effective advisory fee rate incurred by the Fund was 1.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.58% and 1.58%, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended May 31, 2025, the Adviser waived advisory fees of $5,032.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2025, IDI advised the Fund that IDI retained $18,553 in front-end sales commissions from the sale of Class A shares and $0 and $1,812 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2025, the Fund incurred $29,586 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
16
Invesco SteelPath MLP Alpha Plus Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended May 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,514.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The Fund is permitted to borrow up to $130 million. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
Interest on borrowings outstanding under the revolving credit and security agreement is calculated at a rate per annum based on the Term Secured Overnight Financing Rate plus an applicable spread. During the six months ended May 31, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $110,538,462 with an average interest rate of 5.38%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2025 and the Fiscal Year Ended November 30, 2024:
	2025	2024
Ordinary income	$7,002,144	$13,895,454
For the six months ended May 31, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.00% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2025:
Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
17
Invesco SteelPath MLP Alpha Plus Fund

Deferred tax (expense) benefit
Federal	$7,897,530
State	$481,102
Total deferred tax (expense) benefit	$8,378,632
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$7,725,715	21.00%
State income taxes net of federal benefit	380,071	1.03%
Effect of permanent differences	248,565	0.67%
Return to provision adjustments	24,281	0.07%
Total income tax (expense) benefit	$8,378,632	22.77%
For the six months ended May 31, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 22.77% differed from the combined federal and state statutory tax rate of 22.00% due in large part to the change in valuation allowance primarily as a result of the expiration of certain tax attributes, along with the change in unrealized appreciation.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$2,976,195
Net operating loss carryforward (tax basis) — State	489,190
Excess business interest expense carryforward	728,690
Book to tax differences — Income recognized from MLPs	(4,115,727)
Other	15,660
Total deferred tax assets	$94,008
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(27,577,270)
Other	(5,056)
Total deferred tax liability	(27,582,326)
Total net deferred tax asset (liability)	$(27,488,318)
As of May 31, 2025, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
Total expiring net operating loss carryforwards	$—
Total non-expiring net operating loss carryforwards	$14,172,357
Total net operating loss carryforwards	$14,172,357
During the six months ended May 31, 2025, the Fund estimates that it will utilize $2,838,881 of net operating loss carryforward.
As of May 31, 2025, the Fund does not have net capital loss carryforwards for federal income tax purposes.
During the six months ended May 31, 2025, the Fund estimates that it will utilize $19,433,513 of capital loss carryforward.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2025 was $83,881,435 and $57,584,020, respectively.
As of May 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$155,193,529
Aggregate unrealized (depreciation) of investments	(6,065,868)
Net unrealized appreciation of investments	$149,127,661
Cost of investments for tax purposes is $298,529,177.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
18
Invesco SteelPath MLP Alpha Plus Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended May 31, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,954,501	$24,660,186	6,420,912	$33,053,510
Class C	1,019,695	5,265,298	1,388,591	6,069,841
Class R	168,116	1,028,977	387,116	1,940,698
Class Y	2,691,032	17,743,081	4,710,204	25,697,791
Class R6	88,523	612,970	275,133	1,478,881
Issued as reinvestment of dividends:
Class A	503,174	3,073,480	1,093,408	5,645,275
Class C	187,029	946,230	480,137	2,068,946
Class R	25,990	155,997	54,099	275,498
Class Y	163,787	1,068,826	379,366	2,101,682
Class R5	-	-	8	35
Class R6	2,719	18,211	5,087	28,491
Automatic conversion of Class C shares to Class A shares:
Class A	744,840	4,600,510	965,461	4,912,301
Class C	(898,834)	(4,600,510)	(1,148,862)	(4,912,301)
Reacquired:
Class A	(3,527,570)	(21,480,142)	(3,963,515)	(19,656,260)
Class C	(524,924)	(2,601,222)	(1,316,353)	(5,378,409)
Class R	(72,538)	(429,808)	(112,597)	(562,444)
Class Y	(2,580,623)	(16,519,917)	(4,018,055)	(21,840,383)
Class R5	-	-	(1,551)	(6,759)
Class R6	(9,078)	(60,871)	(260,030)	(1,461,215)
Net increase in share activity	1,935,839	$13,481,296	5,338,559	$29,455,178

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Alpha Plus Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco SteelPath MLP Alpha Plus Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMAP-NCSRS

Semi-Annual Financial Statements and Other Information
May 31, 2025
Invesco SteelPath MLP Income Fund
Nasdaq:
A: MLPDX ■ C: MLPRX ■ R: SPNNX ■ Y: MLPZX ■ R5: SPMQX ■ R6: OSPMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2025
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–98.67%
Diversified–44.57%
Energy Transfer L.P.	33,015,345	$577,108,231
Enterprise Products Partners L.P.	18,275,000	563,235,500
MPLX L.P.	11,739,596	598,719,396
		1,739,063,127
Gathering & Processing –17.25%
Hess Midstream L.P.	2,350,000	86,950,000
Summit Midstream Corp.(a)(b)	738,629	18,569,133
Western Midstream Partners L.P.	15,173,546	567,490,620
		673,009,753
Other Energy–21.34%
Arko Corp.	1,626,925	6,963,239
CrossAmerica Partners L.P.(a)	3,748,183	80,923,271
Global Partners L.P.	1,337,981	70,270,762
KNOT Offshore Partners L.P. (United Kingdom)(a)	1,776,804	11,336,010
Kodiak Gas Services, Inc.	1,213,222	42,838,869
Sunoco L.P.	5,854,810	315,808,451
USA Compression Partners L.P.(a)	9,151,625	230,620,950
Westlake Chemical Partners L.P.(a)	3,330,319	73,666,656
		832,428,208
Petroleum Pipeline Transportation–14.98%
Delek Logistics Partners L.P.	1,227,101	51,268,280
Genesis Energy L.P.(a)	9,370,932	147,779,597
NGL Energy Partners L.P.(a)(b)	12,412,037	43,318,009
Plains All American Pipeline L.P.	20,283,333	335,486,328
South Bow Corp. (Canada)	250,000	6,500,000
		584,352,214
Terminalling & Storage–0.53%
Martin Midstream Partners L.P.(a)	7,026,434	20,798,245
Total Master Limited Partnerships & Related Entities (Cost $2,270,842,455)		3,849,651,547
Shares		Value
Common Stocks & Other Equity Interests–12.46%
Diversified–2.92%
ONEOK, Inc.	1,408,414	$113,856,188
Gathering & Processing–9.07%
Antero Midstream Corp.	18,844,063	353,891,503
Natural Gas Pipeline Transportation–0.47%
Kinetik Holdings, Inc.	410,000	18,261,400
Petroleum Pipeline Transportation–0.00%
Phillips 66	500	56,740
Total Common Stocks & Other Equity Interests (Cost $132,290,262)		486,065,831
Units
Preferred Master Limited Partnerships & Related Entities–0.06%
Other Energy–0.06%
Global Partners L.P. (Cost $2,500,000)	100,000	2,564,000
Shares
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(a)(c)	24,427,370	24,427,370
Invesco Treasury Portfolio, Institutional Class, 4.22%(a)(c)	45,365,115	45,365,115
Total Money Market Funds (Cost $69,792,485)		69,792,485
TOTAL INVESTMENTS IN SECURITIES—112.98% (Cost $2,475,425,202)		4,408,073,863
OTHER ASSETS LESS LIABILITIES–(12.98)%		(506,423,527)
NET ASSETS–100.00%		$3,901,650,336
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2025.

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Return of Capital	Capital Gains	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$124,561,558	$(100,134,188)	$-	$-	$24,427,370	$-	$-	$606,728
Invesco Treasury Portfolio, Institutional Class	-	231,328,607	(185,963,492)	-	-	45,365,115	-	-	1,117,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Income Fund

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Return of Capital	Capital Gains	Income
Investments in Other Affiliates:
CrossAmerica Partners L.P.	$77,399,979	$-	$-	$7,458,884	$-	$80,923,271	$(3,935,592)	$-	$-
Genesis Energy L.P.	103,278,766	10,725,259	-	36,678,230	-	147,779,597	(2,902,658)	-	-
KNOT Offshore Partners L.P.	10,358,767	-	-	977,243	-	11,336,010	-	-	92,394
Martin Midstream Partners L.P.	27,965,207	-	-	(7,096,698)	-	20,798,245	(70,264)	-	-
NGL Energy Partners L.P.	59,826,018	-	-	(16,508,009)	-	43,318,009	-	-	-
Summit Midstream Corp.	27,912,790	-	-	(9,343,657)	-	18,569,133	-	-	-
USA Compression Partners L.P.	217,748,234	1,916,920	-	20,525,627	-	230,620,950	(9,569,831)	-	-
Westlake Chemical Partners L.P.	80,112,483	-	(944,054)	(2,708,462)	365,370	73,666,656	(3,158,681)	-	-
Total	$604,602,244	$368,532,344	$(287,041,734)	$29,983,158	$365,370	$696,804,356	$(19,637,026)	$-	$1,816,961

(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities
May 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,648,990,725)	$3,711,269,507
Investments in affiliates, at value (Cost $826,434,477)	696,804,356
Receivable for:
Investments sold	3,745,980
Fund shares sold	1,262,102
Dividends	270,501
Investment for trustee deferred compensation and retirement plans	115,201
Prepaid taxes	17,766
Other assets	202,467
Total assets	4,413,687,880
Liabilities:
Payable for:
Investments purchased	4,141,625
Fund shares reacquired	1,287,903
Accrued fees to affiliates	1,727,575
Accrued interest expense	38,673
Accrued trustees’ and officers’ fees and benefits	7,945
Accrued other operating expenses	358,718
Deferred tax liability, net	504,359,904
Trustee deferred compensation and retirement plans	115,201
Total liabilities	512,037,544
Net assets applicable to shares outstanding	$3,901,650,336
Net assets consist of:
Shares of beneficial interest	$3,203,837,719
Distributable earnings, net of taxes	697,812,617
$3,901,650,336
Net Assets:
Class A	$1,936,772,356
Class C	$511,806,280
Class R	$5,167,563
Class Y	$1,379,609,935
Class R5	$10,734
Class R6	$68,283,468
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	326,381,783
Class C	108,392,212
Class R	889,275
Class Y	213,778,511
Class R5	1,773
Class R6	10,401,721
Class A:
Net asset value per share	$5.93
Maximum offering price per share (Net asset value of $5.93 ÷ 94.50%)	$6.28
Class C:
Net asset value and offering price per share	$4.72
Class R:
Net asset value and offering price per share	$5.81
Class Y:
Net asset value and offering price per share	$6.45
Class R5:
Net asset value and offering price per share	$6.05
Class R6:
Net asset value and offering price per share	$6.56
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Income Fund

Statement of Operations
For the six months ended May 31, 2025
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $3,750)	$154,692,612
Dividends from affiliates	1,816,961
Less: return of capital on distributions and dividends ($(19,637,026) from affiliates)	(138,667,971)
Total investment income	17,841,602
Expenses:
Advisory fees	18,556,254
Administrative services fees	518,268
Custodian fees	8,601
Distribution fees:
Class A	2,478,780
Class C	2,704,266
Class R	13,303
Interest, facilities and maintenance fees	307,377
State tax expense	97,000
Transfer agent fees — A, C, R and Y	2,031,622
Transfer agent fees — R5	2
Transfer agent fees — R6	11,638
Trustees’ and officers’ fees and benefits	20,820
Registration and filing fees	78,681
Reports to shareholders	75,245
Professional services fees	93,328
Other	115,072
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	27,110,257
Less: Fees waived and/or expense offset arrangement(s)	(53,644)
Net expenses, before deferred taxes	27,056,613
Net investment income (loss), before deferred taxes	(9,215,011)
Net deferred tax (expense) benefit	(17,816,988)
Net investment income (loss), net of deferred taxes	(27,031,999)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	172,159,426
Affiliated investment securities	365,370
Net deferred tax (expense) benefit	6,415,576
178,940,372
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(323,917,206)
Affiliated investment securities	29,983,158
Net deferred tax (expense) benefit	41,906,688
(252,027,360)
Net realized and unrealized gain (loss), net of deferred taxes	(73,086,988)
Net increase (decrease) in net assets resulting from operations	$(100,118,987)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2025 and the year ended November 30, 2024
(Unaudited)
	May 31, 2025	November 30, 2024
Operations:
Net investment income (loss), net of deferred taxes	$(27,031,999)	$(31,072,476)
Net realized gain, net of deferred taxes	178,940,372	315,898,279
Change in net unrealized appreciation (depreciation), net of deferred taxes	(252,027,360)	688,228,812
Net increase (decrease) in net assets resulting from operations	(100,118,987)	973,054,615
Distributions to shareholders from distributable earnings:
Class A	(59,256,367)	(135,675,423)
Class C	(20,047,583)	(48,544,207)
Class R	(162,815)	(315,895)
Class Y	(38,191,105)	(84,508,466)
Class R5	(322)	(5,740)
Class R6	(1,954,753)	(4,488,640)
Total distributions from distributable earnings	(119,612,945)	(273,538,371)
Share transactions–net:
Class A	4,553,358	(36,895,155)
Class C	(27,291,991)	(39,135,850)
Class R	563,597	563,101
Class Y	41,843,418	62,320,389
Class R5	—	(726,411)
Class R6	(7,392,516)	22,389,384
Net increase in net assets resulting from share transactions	12,275,866	8,515,458
Net increase (decrease) in net assets	(207,456,066)	708,031,702
Net assets:
Beginning of period	4,109,106,402	3,401,074,700
End of period	$3,901,650,336	$4,109,106,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2025	Years Ended November 30,
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.27	$5.19	$4.73	$3.90	$2.95	$4.32
Net investment income (loss)(a)	(0.04)	(0.05)	(0.04)	(0.00)	(0.04)	(0.03)
Return of capital(a)	0.16	0.28	0.26	0.24	0.25	0.31
Net gains (losses) on securities (both realized and unrealized)	(0.28)	1.27	0.64	0.98	1.13	(1.11)
Total from investment operations	(0.16)	1.50	0.86	1.22	1.34	(0.83)
Less:
Dividends from net investment income	(0.18)	(0.42)	(0.40)	(0.12)	—	—
Return of capital	—	—	—	(0.27)	(0.39)	(0.54)
Total distributions	(0.18)	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$5.93	$6.27	$5.19	$4.73	$3.90	$2.95
Total return(b)	(2.56)%	30.11%	19.13%	32.37%	46.12%	(17.70)%
Net assets, end of period (000’s omitted)	$1,936,772	$2,041,341	$1,727,858	$1,557,504	$1,247,416	$861,681
Portfolio turnover rate	4%	11%	24%	12%	22%	44%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.35%(c)	1.42%	1.41%	1.40%	1.43%	1.51%
Expense (waivers)	(0.00)%(c)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes	1.35%(c)	1.41%	1.40%	1.38%	1.39%	1.46%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.33%(c)	1.35%	1.35%	1.35%	1.35%	1.37%
Deferred/current tax expense (benefit)(d)	(1.53)%(c)	7.62%	5.16%	3.51%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.18)%(c)	9.03%	6.56%	4.89%	1.39%	1.46%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.46)%(c)	(1.12)%	(1.17)%	(1.27)%	(1.14)%	(1.18)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.46)%(c)	(1.11)%	(1.16)%	(1.25)%	(1.10)%	(1.13)%
Deferred tax benefit (expense)(e)	(0.89)%(c)	0.28%	0.30%	1.14%	— %	— %
Ratio of net investment income (loss), after taxes	(1.35)%(c)	(0.83)%	(0.86)%	(0.11)%	(1.10)%	(1.13)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.04	$4.28	$3.99	$3.37	$2.61	$3.92
Net investment income (loss)(a)	(0.05)	(0.07)	(0.06)	(0.03)	(0.06)	(0.05)
Return of capital(a)	0.13	0.22	0.22	0.21	0.21	0.28
Net gains (losses) on securities (both realized and unrealized)	(0.22)	1.03	0.53	0.83	1.00	(1.00)
Total from investment operations	(0.14)	1.18	0.69	1.01	1.15	(0.77)
Less:
Dividends from net investment income	(0.18)	(0.42)	(0.40)	(0.12)	—	—
Return of capital	—	—	—	(0.27)	(0.39)	(0.54)
Total distributions	(0.18)	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$4.72	$5.04	$4.28	$3.99	$3.37	$2.61
Total return(b)	(2.79)%	28.99%	18.38%	31.17%	44.81%	(17.99)%
Net assets, end of period (000’s omitted)	$511,806	$574,567	$524,671	$490,026	$456,811	$436,611
Portfolio turnover rate	4%	11%	24%	12%	22%	44%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.10%(c)	2.17%	2.16%	2.15%	2.18%	2.26%
Expense (waivers)	(0.00)%(c)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes	2.10%(c)	2.16%	2.15%	2.13%	2.14%	2.21%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.08%(c)	2.10%	2.10%	2.10%	2.10%	2.12%
Deferred/current tax expense (benefit)(d)	(1.53)%(c)	7.62%	5.16%	3.51%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	0.57%(c)	9.78%	7.31%	5.64%	2.14%	2.21%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.21)%(c)	(1.87)%	(1.92)%	(2.02)%	(1.89)%	(1.93)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.21)%(c)	(1.86)%	(1.91)%	(2.00)%	(1.85)%	(1.88)%
Deferred tax benefit (expense)(e)	(0.89)%(c)	0.28%	0.30%	1.14%	— %	— %
Ratio of net investment income (loss), after taxes	(2.10)%(c)	(1.58)%	(1.61)%	(0.86)%	(1.85)%	(1.88)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.15	$5.11	$4.67	$3.87	$2.94	$4.31
Net investment income (loss)(a)	(0.05)	(0.06)	(0.05)	(0.02)	(0.05)	(0.04)
Return of capital(a)	0.16	0.27	0.26	0.24	0.25	0.29
Net gains (losses) on securities (both realized and unrealized)	(0.27)	1.25	0.63	0.97	1.12	(1.08)
Total from investment operations	(0.16)	1.46	0.84	1.19	1.32	(0.83)
Less:
Dividends from net investment income	(0.18)	(0.42)	(0.40)	(0.12)	—	—
Return of capital	—	—	—	(0.27)	(0.39)	(0.54)
Total distributions	(0.18)	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$5.81	$6.15	$5.11	$4.67	$3.87	$2.94
Total return(b)	(2.61)%	29.79%	18.94%	31.82%	45.59%	(17.71)%
Net assets, end of period (000’s omitted)	$5,168	$4,899	$3,539	$2,583	$1,512	$693
Portfolio turnover rate	4%	11%	24%	12%	22%	44%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.60%(c)	1.67%	1.66%	1.65%	1.68%	1.76%
Expense (waivers)	(0.00)%(c)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes	1.60%(c)	1.66%	1.65%	1.63%	1.64%	1.71%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.58%(c)	1.60%	1.60%	1.60%	1.60%	1.62%
Deferred/current tax expense (benefit)(d)	(1.53)%(c)	7.62%	5.16%	3.51%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	0.07%(c)	9.28%	6.81%	5.14%	1.64%	1.71%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.71)%(c)	(1.37)%	(1.42)%	(1.52)%	(1.39)%	(1.43)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.71)%(c)	(1.36)%	(1.41)%	(1.50)%	(1.35)%	(1.38)%
Deferred tax benefit (expense)(e)	(0.89)%(c)	0.28%	0.30%	1.14%	— %	— %
Ratio of net investment income (loss), after taxes	(1.60)%(c)	(1.08)%	(1.11)%	(0.36)%	(1.35)%	(1.38)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class Y		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.79	$5.58	$5.04	$4.13	$3.10	$4.49
Net investment income (loss)(a)	(0.04)	(0.04)	(0.03)	0.01	(0.03)	(0.03)
Return of capital(a)	0.18	0.30	0.28	0.26	0.26	0.32
Net gains (losses) on securities (both realized and unrealized)	(0.30)	1.37	0.69	1.03	1.19	(1.14)
Total from investment operations	(0.16)	1.63	0.94	1.30	1.42	(0.85)
Less:
Dividends from net investment income	(0.18)	(0.42)	(0.40)	(0.12)	—	—
Return of capital	—	—	—	(0.27)	(0.39)	(0.54)
Total distributions	(0.18)	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.45	$6.79	$5.58	$5.04	$4.13	$3.10
Total return(b)	(2.36)%	30.34%	19.56%	32.51%	46.50%	(17.43)%
Net assets, end of period (000’s omitted)	$1,379,610	$1,408,740	$1,099,958	$943,591	$643,291	$476,921
Portfolio turnover rate	4%	11%	24%	12%	22%	44%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.10%(c)	1.17%	1.16%	1.15%	1.18%	1.26%
Expense (waivers)	(0.00)%(c)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes	1.10%(c)	1.16%	1.15%	1.13%	1.14%	1.21%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.08%(c)	1.10%	1.10%	1.10%	1.10%	1.12%
Deferred/current tax expense (benefit)(d)	(1.53)%(c)	7.62%	5.16%	3.51%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.43)%(c)	8.78%	6.31%	4.64%	1.14%	1.21%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.21)%(c)	(0.87)%	(0.92)%	(1.02)%	(0.89)%	(0.93)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.21)%(c)	(0.86)%	(0.91)%	(1.00)%	(0.85)%	(0.88)%
Deferred tax benefit (expense)(e)	(0.89)%(c)	0.28%	0.30%	1.14%	— %	— %
Ratio of net investment income (loss), after taxes	(1.10)%(c)	(0.58)%	(0.61)%	0.14%	(0.85)%	(0.88)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R5		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.38	$5.28	$4.79	$3.94	$2.97	$4.32
Net investment income (loss)(a)	(0.03)	(0.03)	(0.03)	0.01	(0.03)	(0.02)
Return of capital(a)	0.17	0.26	0.28	0.25	0.25	0.31
Net gains (losses) on securities (both realized and unrealized)	(0.29)	1.29	0.64	0.98	1.14	(1.10)
Total from investment operations	(0.15)	1.52	0.89	1.24	1.36	(0.81)
Less:
Dividends from net investment income	(0.18)	(0.42)	(0.40)	(0.12)	—	—
Return of capital	—	—	—	(0.27)	(0.39)	(0.54)
Total distributions	(0.18)	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.05	$6.38	$5.28	$4.79	$3.94	$2.97
Total return(b)	(2.36)%	29.98%	19.54%	32.57%	46.54%	(17.17)%
Net assets, end of period (000’s omitted)	$11	$11	$732	$8	$7	$5
Portfolio turnover rate	4%	11%	24%	12%	22%	44%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.03%(c)	1.08%	1.08%	1.07%	1.07%	1.14%
Expense (waivers)	(0.00)%(c)	— %	— %	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	1.03%(c)	1.08%	1.08%	1.07%	1.07%	1.14%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.01%(c)	1.02%	1.04%	1.04%	1.03%	1.05%
Deferred/current tax expense (benefit)(d)	(1.53)%(c)	7.62%	5.16%	3.51%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.50)%(c)	8.70%	6.24%	4.58%	1.07%	1.14%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.14)%(c)	(0.80)%	(0.85)%	(0.94)%	(0.78)%	(0.81)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.14)%(c)	(0.80)%	(0.85)%	(0.94)%	(0.78)%	(0.81)%
Deferred tax benefit (expense)(e)	(0.89)%(c)	0.28%	0.30%	1.14%	— %	— %
Ratio of net investment income (loss), after taxes	(1.03)%(c)	(0.52)%	(0.55)%	0.20%	(0.78)%	(0.81)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$6.90	$5.66	$5.11	$4.18	$3.13	$4.52
Net investment income (loss)(a)	(0.03)	(0.03)	(0.03)	0.01	(0.03)	(0.03)
Return of capital(a)	0.18	0.30	0.28	0.26	0.26	0.32
Net gains (losses) on securities (both realized and unrealized)	(0.31)	1.39	0.70	1.05	1.21	(1.14)
Total from investment operations	(0.16)	1.66	0.95	1.32	1.44	(0.85)
Less:
Dividends from net investment income	(0.18)	(0.42)	(0.40)	(0.12)	—	—
Return of capital	—	—	—	(0.27)	(0.39)	(0.54)
Total distributions	(0.18)	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.56	$6.90	$5.66	$5.11	$4.18	$3.13
Total return(b)	(2.32)%	30.45%	19.48%	32.61%	46.70%	(17.33)%
Net assets, end of period (000’s omitted)	$68,283	$79,549	$44,317	$36,360	$32,725	$26,777
Portfolio turnover rate	4%	11%	24%	12%	22%	44%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.03%(c)	1.08%	1.08%	1.07%	1.07%	1.14%
Expense (waivers)	(0.00)%(c)	(0.01)%	(0.01)%	(0.01)%	— %	— %
With fee waivers and/or expense reimbursements, before taxes	1.03%(c)	1.07%	1.07%	1.06%	1.07%	1.14%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.01%(c)	1.02%	1.03%	1.03%	1.03%	1.05%
Deferred/current tax expense (benefit)(d)	(1.53)%(c)	7.62%	5.16%	3.51%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.50)%(c)	8.69%	6.23%	4.57%	1.07%	1.14%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.14)%(c)	(0.79)%	(0.85)%	(0.94)%	(0.78)%	(0.81)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.14)%(c)	(0.78)%	(0.84)%	(0.93)%	(0.78)%	(0.81)%
Deferred tax benefit (expense)(e)	(0.89)%(c)	0.28%	0.30%	1.14%	— %	— %
Ratio of net investment income (loss), after taxes	(1.03)%(c)	(0.50)%	(0.54)%	0.21%	(0.78)%	(0.81)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco SteelPath MLP Income Fund

Notes to Financial Statements
May 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
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Invesco SteelPath MLP Income Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation
14
Invesco SteelPath MLP Income Fund

allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.950%
Next $2 billion	0.930%
Over $5 billion	0.900%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2025, the effective advisory fee rate incurred by the Fund was 0.93%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.17% and 1.17%, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total
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Invesco SteelPath MLP Income Fund

annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended May 31, 2025, the Adviser reimbursed Fund expenses of $43,742.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2025, IDI advised the Fund that IDI retained $111,407 in front-end sales commissions from the sale of Class A shares and $6,017 and $14,687 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2025, the Fund incurred $33,958 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2025, the Fund engaged in securities purchases of $7,775,000.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended May 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,902.
16
Invesco SteelPath MLP Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2025 and the Fiscal Year Ended November 30, 2024:
	2025	2024
Ordinary income	$119,612,945	$273,538,371
For the six months ended May 31, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.00% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2025:
Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—
Deferred tax (expense) benefit
Federal	$27,949,046
State	2,556,230
Total deferred tax (expense) benefit	$30,505,276
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$27,391,903	21.00%
State income taxes net of federal benefit	2,019,422	1.55%
Effect of permanent differences	1,432,344	1.10%
Return to provision adjustments	(338,393)	(0.26)%
Total income tax (expense) benefit	$30,505,276	23.39%
For the six months ended May 31, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 23.39% differed from the combined federal and state statutory tax rate of 22.40% due in large part to the impact of permanent adjustments.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$74,157,758
Net operating loss carryforward (tax basis) — State	11,594,110
Excess business interest expense carryforward	41,303,550
Book to tax differences — Income recognized from MLPs	(196,930,160)
Other	528,558
Total deferred tax assets	$(69,346,184)
17
Invesco SteelPath MLP Income Fund

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(435,013,720)
Total deferred tax liability	(435,013,720)
Total net deferred tax asset (liability)	$(504,359,904)
As of May 31, 2025, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
11/30/2038	$156,529,777
Total expiring net operating loss carryforwards	$156,529,777
Total non-expiring net operating loss carryforwards	$196,602,405
Total net operating loss carryforwards	$353,132,182
During the six months ended May 31, 2025, the Fund estimates that it will utilize $66,411,459 of net operating loss carryforward.
As of May 31, 2025 , the Fund does not have net capital loss carryforwards for federal income tax purposes.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2025 was $186,451,155 and $180,997,395, respectively.
As of May 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,825,899,928
Aggregate unrealized (depreciation) of investments	(58,855,209)
Net unrealized appreciation of investments	$2,767,044,719
Cost of investments for tax purposes is $1,641,029,144.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended May 31, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	9,703,825	$58,980,717	18,402,322	$102,528,679
Class C	8,490,091	41,621,354	15,919,487	72,396,026
Class R	201,863	1,201,498	124,871	674,931
Class Y	27,955,102	184,947,641	42,402,351	253,990,958
Class R5	-	-	11,533	58,819
Class R6	2,148,465	14,382,428	5,992,979	36,626,900
Issued as reinvestment of dividends:
Class A	4,629,495	28,109,079	11,605,061	65,697,499
Class C	1,911,490	9,279,062	4,843,602	22,343,415
Class R	27,233	162,104	55,076	303,337
Class Y	3,078,413	20,293,832	7,369,511	45,123,476
Class R6	146,705	984,173	272,288	1,707,974
Automatic conversion of Class C shares to Class A shares:
Class A	7,843,216	48,219,613	12,709,094	71,244,873
Class C	(9,796,720)	(48,219,613)	(15,592,307)	(71,244,873)
18
Invesco SteelPath MLP Income Fund

Summary of Share Activity
	Six months ended May 31, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(21,590,449)	$(130,756,051)	(49,770,042)	$(276,366,206)
Class C	(6,169,767)	(29,972,794)	(13,789,340)	(62,630,418)
Class R	(136,861)	(800,005)	(75,311)	(415,167)
Class Y	(24,739,057)	(163,398,055)	(39,396,532)	(236,794,045)
Class R5	-	-	(148,431)	(785,230)
Class R6	(3,421,032)	(22,759,117)	(2,563,636)	(15,945,490)
Net increase (decrease) in share activity	282,012	$12,275,866	(1,627,424)	$8,515,458

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco SteelPath MLP Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMI-NCSRS

Semi-Annual Financial Statements and Other Information
May 31, 2025
Invesco SteelPath MLP Select 40 Fund
Nasdaq:
A: MLPFX ■ C: MLPEX ■ R: SPMWX ■ Y: MLPTX ■ R5: SPMVX ■ R6: OSPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
May 31, 2025
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–66.89%
Diversified–22.86%
Energy Transfer L.P.	9,306,328	$162,674,613
Enterprise Products Partners L.P.	3,544,474	109,240,689
MPLX L.P.	3,220,428	164,241,828
TC Energy Corp. (Canada)	700,000	35,448,000
		471,605,130
Gathering & Processing –10.26%
Hess Midstream L.P.	1,444,355	53,441,135
Summit Midstream Corp.(a)	214,723	5,398,136
Western Midstream Partners L.P.	4,085,417	152,794,596
		211,633,867
Natural Gas Pipeline Transportation–1.81%
Enbridge, Inc. (Canada)	804,167	37,377,682
Other Energy–16.45%
Arko Corp.	1,829,604	7,830,705
Cheniere Energy Partners, L.P.	100	5,737
CrossAmerica Partners L.P.(b)	1,971,946	42,574,314
Global Partners L.P.	1,209,219	63,508,182
Suburban Propane Partners L.P.	5,962	112,324
Sunoco L.P.	1,937,652	104,516,949
USA Compression Partners L.P.	3,175,277	80,016,980
Westlake Chemical Partners L.P.(b)	1,846,522	40,845,067
		339,410,258
Petroleum Pipeline Transportation–15.00%
Delek Logistics Partners L.P.	286,592	11,973,814
Genesis Energy L.P.(b)	7,191,977	113,417,477
NGL Energy Partners L.P.(a)(b)	7,150,096	24,953,835
Plains All American Pipeline L.P.	6,159,426	101,876,906
Plains GP Holdings L.P.	2,811,755	49,486,888
South Bow Corp. (Canada)	300,000	7,800,000
		309,508,920
Production & Mining–0.48%
Alliance Resource Partners L.P.	378,734	9,858,446
Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	186,311	551,481
Total Master Limited Partnerships & Related Entities (Cost $775,518,849)		1,379,945,784
Shares
Common Stocks & Other Equity Interests–44.56%
Diversified–9.96%
ONEOK, Inc.	1,195,314	96,629,184
Williams Cos., Inc. (The)	1,798,555	108,830,563
		205,459,747
Gathering & Processing –15.96%
Antero Midstream Corp.	5,970,954	112,134,516
Archrock, Inc.	4,450,839	110,825,891
Shares		Value
Gathering & Processing –(continued)
Targa Resources Corp.	673,828	$106,417,656
		329,378,063
Natural Gas Pipeline Transportation–3.55%
DT Midstream, Inc.	221,819	23,233,322
Kinetik Holdings, Inc.	230,000	10,244,200
Pembina Pipeline Corp. (Canada)	1,060,000	39,728,800
		73,206,322
Other Energy–11.97%
Aris Water Solutions, Inc.	150,000	3,306,000
Cheniere Energy, Inc.	225,000	53,322,750
Golar LNG Ltd. (Cameroon)	650,000	26,754,000
Kinder Morgan, Inc.	3,802,880	106,632,755
Kodiak Gas Services, Inc.	1,611,938	56,917,531
		246,933,036
Petroleum Pipeline Transportation–0.07%
Chevron Corp.	137	18,728
HF Sinclair Corp.	39,707	1,434,614
Phillips 66	491	55,718
		1,509,060
Pipelines & Midstream Diversified–0.60%
Gibson Energy, Inc. (Canada)	750,000	12,383,867
Production & Mining–2.45%
EQT Corp.	916,589	50,531,552
Total Common Stocks & Other Equity Interests (Cost $512,766,682)		919,401,647
Units
Exchange-Traded Funds–0.97%
Other Energy–0.97%
Invesco SteelPath MLP & Energy Infrastructure ETF(b) (Cost $20,161,045)	840,000	20,055,504
Preferred Master Limited Partnerships & Related Entities–0.12%
Other Energy–0.12%
Global Partners L.P. (Cost $2,447,025)	97,881	2,509,669
Shares
Money Market Funds–1.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(b)(c)	7,647,285	7,647,285
Invesco Treasury Portfolio, Institutional Class, 4.22%(b)(c)	14,202,100	14,202,100
Total Money Market Funds (Cost $21,849,385)		21,849,385
TOTAL INVESTMENTS IN SECURITIES—113.60% (Cost $1,332,742,986)		2,343,761,989
OTHER ASSETS LESS LIABILITIES–(13.60)%		(280,562,186)
NET ASSETS–100.00%		$2,063,199,803
Investment Abbreviations:
ETF	– Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2025.

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$-	$20,161,045	$-	$(105,541)	$-	$20,055,504	$-	$-	$132,300
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	100,766,516	(93,119,231)	-	-	7,647,285	-	-	624,747
Invesco Treasury Portfolio, Institutional Class	-	187,137,816	(172,935,716)	-	-	14,202,100	-	-	1,150,869
Investments in Other Affiliates:
CrossAmerica Partners L.P.	40,720,685	-	-	3,924,172	-	42,574,314	(2,070,543)	-	-
Genesis Energy L.P.	90,951,885	-	(6,354,499)	34,490,842	(3,165,398)	113,417,477	(2,505,353)	-	-
NGL Energy Partners L.P.	34,463,463	-	-	(9,509,628)	-	24,953,835	-	-	-
Westlake Chemical Partners L.P.	44,842,628	-	(944,054)	(1,786,888)	493,138	40,845,067	(1,759,757)	-	-
Total	$210,978,661	$308,065,377	$(273,353,500)	$27,012,957	$(2,672,260)	$263,695,582	$(6,335,653)	$-	$1,907,916

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities
May 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,066,122,180)	$2,080,066,407
Investments in affiliates, at value (Cost $266,620,806)	263,695,582
Foreign currencies, at value (Cost $150)	151
Receivable for:
Fund shares sold	730,098
Dividends	731,264
Investment for trustee deferred compensation and retirement plans	97,530
Prepaid taxes	4,365
Other assets	144,454
Total assets	2,345,469,851
Liabilities:
Payable for:
Investments purchased	2,589,225
Fund shares reacquired	690,686
Accrued fees to affiliates	545,842
Accrued interest expense	20,386
Accrued trustees’ and officers’ fees and benefits	5,228
Accrued other operating expenses	278,007
Current federal and state tax	5,278,205
Deferred tax liability, net	272,764,939
Trustee deferred compensation and retirement plans	97,530
Total liabilities	282,270,048
Net assets applicable to shares outstanding	$2,063,199,803
Net assets consist of:
Shares of beneficial interest	$1,471,128,270
Distributable earnings, net of taxes	592,071,533
$2,063,199,803
Net Assets:
Class A	$574,217,508
Class C	$144,815,285
Class R	$20,995,057
Class Y	$978,639,750
Class R5	$37,281
Class R6	$344,494,922
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	64,139,075
Class C	19,297,869
Class R	2,386,917
Class Y	101,065,798
Class R5	4,063
Class R6	35,100,394
Class A:
Net asset value per share	$8.95
Maximum offering price per share (Net asset value of $8.95 ÷ 94.50%)	$9.47
Class C:
Net asset value and offering price per share	$7.50
Class R:
Net asset value and offering price per share	$8.80
Class Y:
Net asset value and offering price per share	$9.68
Class R5:
Net asset value and offering price per share	$9.18
Class R6:
Net asset value and offering price per share	$9.81
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Statement of Operations
For the six months ended May 31, 2025
(Unaudited)
Investment income:
Distributions and dividends (net of foreign withholding taxes of $467,600)	$65,173,161
Dividends from affiliates	1,907,916
Less: return of capital on distributions and dividends ($(6,335,653) from affiliates)	(44,272,410)
Total investment income	22,808,667
Expenses:
Advisory fees	7,272,933
Administrative services fees	277,565
Custodian fees	4,088
Distribution fees:
Class A	720,422
Class C	800,559
Class R	55,209
Interest, facilities and maintenance fees	162,742
Transfer agent fees — A, C, R and Y	936,250
Transfer agent fees — R5	5
Transfer agent fees — R6	50,075
Trustees’ and officers’ fees and benefits	15,265
Registration and filing fees	61,722
Reports to shareholders	50,998
Professional services fees	82,442
Other	95,092
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	10,585,367
Less: Fees waived and/or expense offset arrangement(s)	(68,620)
Net expenses, before deferred taxes	10,516,747
Net investment income, before deferred taxes	12,291,920
Net deferred tax (expense) benefit	1,283,872
Current tax (expense)/benefit	(5,303,206)
Net investment income (loss), net of deferred taxes	8,272,586
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $2,664,676)	121,391,162
Affiliated investment securities	(2,672,260)
Foreign currencies	74,538
Net deferred tax (expense) benefit	(23,496,258)
95,297,182
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(203,519,577)
Affiliated investment securities	27,012,957
Foreign currencies	8,862
Net deferred tax (expense) benefit	38,871,927
(137,625,831)
Net realized and unrealized gain (loss), net of deferred taxes	(42,328,649)
Net increase (decrease) in net assets resulting from operations	$(34,056,063)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets
For the six months ended May 31, 2025 and the year ended November 30, 2024
(Unaudited)
	May 31, 2025	November 30, 2024
Operations:
Net investment income, net of deferred taxes	$8,272,586	$4,385,304
Net realized gain, net of deferred taxes	95,297,182	236,485,411
Change in net unrealized appreciation (depreciation), net of deferred taxes	(137,625,831)	367,343,774
Net increase (decrease) in net assets resulting from operations	(34,056,063)	608,214,489
Distributions to shareholders from distributable earnings:
Class A	(14,241,492)	(31,319,575)
Class C	(4,653,614)	(12,341,889)
Class R	(552,034)	(1,368,183)
Class Y	(23,123,449)	(54,249,248)
Class R5	(901)	(1,477)
Class R6	(7,898,224)	(17,930,348)
Total distributions from distributable earnings	(50,469,714)	(117,210,720)
Share transactions–net:
Class A	14,618,789	17,823,384
Class C	(22,616,850)	(30,618,863)
Class R	(1,424,480)	(1,664,628)
Class Y	(38,295,710)	(34,713,614)
Class R5	603	21,661
Class R6	2,220,735	(6,395,221)
Net increase (decrease) in net assets resulting from share transactions	(45,496,913)	(55,547,281)
Net increase (decrease) in net assets	(130,022,690)	435,456,488
Net assets:
Beginning of period	2,193,222,493	1,757,766,005
End of period	$2,063,199,803	$2,193,222,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended May 31, 2025	Years Ended November 30,
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.33	$7.27	$6.47	$5.37	$4.18	$6.14
Net investment income (loss)(a)	0.07	0.01	(0.00)	(0.00)	(0.01)	(0.03)
Return of capital(a)	0.32	0.27	0.32	0.31	0.28	0.35
Net gains (losses) on securities (both realized and unrealized)	(0.55)	2.29	0.95	1.25	1.38	(1.69)
Total from investment operations	(0.16)	2.57	1.27	1.56	1.65	(1.37)
Less:
Dividends from net investment income	(0.22)	(0.51)	(0.47)	(0.18)	—	—
Return of capital	—	—	—	(0.28)	(0.46)	(0.59)
Total distributions	(0.22)	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$8.95	$9.33	$7.27	$6.47	$5.37	$4.18
Total return(b)	(1.68)%	36.80%	20.66%	29.87%	40.08%	(21.63)%
Net assets, end of period (000’s omitted)	$574,218	$583,063	$438,852	$369,159	$287,740	$205,529
Portfolio turnover rate	9%	20%	13%	11%	18%	30%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.12%(c)	1.29%	1.18%	1.20%	1.25%	1.26%
Expense (waivers)	(0.01)%(c)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.11%(c)	1.26%	1.14%	1.15%	1.18%	1.19%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.09%(c)	1.11%	1.10%	1.10%	1.10%	1.10%
Deferred/current tax expense (benefit)(d)	(1.07)%(c)	9.02%	5.44%	1.96%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	0.04%(c)	10.28%	6.58%	3.11%	1.18%	1.19%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.03%(c)	0.41%	(0.25)%	(0.71)%	(0.21)%	(0.65)%
Net of expense (waivers) and before deferred tax benefit (expense)	1.04%(c)	0.44%	(0.21)%	(0.66)%	(0.15)%	(0.58)%
Deferred tax benefit (expense)(e)	(0.38)%(c)	(0.31)%	0.13%	0.62%	— %	— %
Ratio of net investment income (loss), after taxes	0.66%(c)	0.13%	(0.08)%	(0.04)%	(0.15)%	(0.58)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.88	$6.26	$5.67	$4.79	$3.80	$5.69
Net investment income (loss)(a)	(0.01)	(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Return of capital(a)	0.28	0.23	0.28	0.27	0.25	0.32
Net gains (losses) on securities (both realized and unrealized)	(0.43)	1.94	0.83	1.11	1.24	(1.57)
Total from investment operations	(0.16)	2.13	1.06	1.34	1.45	(1.30)
Less:
Dividends from net investment income	(0.22)	(0.51)	(0.47)	(0.18)	—	—
Return of capital	—	—	—	(0.28)	(0.46)	(0.59)
Total distributions	(0.22)	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$7.50	$7.88	$6.26	$5.67	$4.79	$3.80
Total return(b)	(2.00)%	35.67%	19.85%	28.85%	38.77%	(22.13)%
Net assets, end of period (000’s omitted)	$144,815	$175,537	$167,650	$190,471	$187,341	$186,444
Portfolio turnover rate	9%	20%	13%	11%	18%	30%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.88%(c)	2.04%	1.93%	1.95%	2.00%	2.01%
Expense (waivers)	(0.01)%(c)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.87%(c)	2.01%	1.89%	1.90%	1.93%	1.94%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.85%(c)	1.86%	1.85%	1.85%	1.85%	1.85%
Deferred/current tax expense (benefit)(d)	(1.07)%(c)	9.02%	5.44%	1.96%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	0.80%(c)	11.03%	7.33%	3.86%	1.93%	1.94%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.27%(c)	(0.34)%	(1.00)%	(1.46)%	(0.96)%	(1.40)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.28%(c)	(0.31)%	(0.96)%	(1.41)%	(0.90)%	(1.33)%
Deferred tax benefit (expense)(e)	(0.38)%(c)	(0.31)%	0.13%	0.62%	— %	— %
Ratio of net investment income (loss), after taxes	(0.10)%(c)	(0.62)%	(0.83)%	(0.79)%	(0.90)%	(1.33)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.18	$7.18	$6.41	$5.34	$4.17	$6.13
Net investment income (loss)(a)	0.04	(0.01)	(0.02)	(0.02)	(0.02)	(0.04)
Return of capital(a)	0.31	0.27	0.32	0.31	0.29	0.35
Net gains (losses) on securities (both realized and unrealized)	(0.51)	2.25	0.94	1.24	1.36	(1.68)
Total from investment operations	(0.16)	2.51	1.24	1.53	1.63	(1.37)
Less:
Dividends from net investment income	(0.22)	(0.51)	(0.47)	(0.18)	—	—
Return of capital	—	—	—	(0.28)	(0.46)	(0.59)
Total distributions	(0.22)	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$8.80	$9.18	$7.18	$6.41	$5.34	$4.17
Total return(b)	(1.71)%	36.42%	20.38%	29.47%	39.69%	(21.66)%
Net assets, end of period (000’s omitted)	$20,995	$23,353	$19,776	$16,100	$1,681	$248
Portfolio turnover rate	9%	20%	13%	11%	18%	30%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.37%(c)	1.54%	1.43%	1.45%	1.50%	1.51%
Expense (waivers)	(0.01)%(c)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.36%(c)	1.51%	1.39%	1.40%	1.43%	1.44%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.34%(c)	1.36%	1.35%	1.35%	1.35%	1.35%
Deferred/current tax expense (benefit)(d)	(1.07)%(c)	9.02%	5.44%	1.96%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	0.29%(c)	10.53%	6.83%	3.36%	1.43%	1.44%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.78%(c)	0.16%	(0.50)%	(0.96)%	(0.46)%	(0.90)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.79%(c)	0.19%	(0.46)%	(0.91)%	(0.40)%	(0.83)%
Deferred tax benefit (expense)(e)	(0.38)%(c)	(0.31)%	0.13%	0.62%	— %	— %
Ratio of net investment income (loss), after taxes	0.41%(c)	(0.12)%	(0.33)%	(0.29)%	(0.40)%	(0.83)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class Y		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.06	$7.79	$6.87	$5.68	$4.39	$6.38
Net investment income (loss)(a)	0.37	0.03	0.01	0.01	0.01	(0.02)
Return of capital(a)	1.32	0.29	0.34	0.32	0.30	0.37
Net gains (losses) on securities (both realized and unrealized)	(1.85)	2.46	1.04	1.32	1.44	(1.75)
Total from investment operations	(0.16)	2.78	1.39	1.65	1.75	(1.40)
Less:
Dividends from net investment income	(0.22)	(0.51)	(0.47)	(0.18)	—	—
Return of capital	—	—	—	(0.28)	(0.46)	(0.59)
Total distributions	(0.22)	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$9.68	$10.06	$7.79	$6.87	$5.68	$4.39
Total return(b)	(1.56)%	37.05%	21.22%	29.83%	40.47%	(21.26)%
Net assets, end of period (000’s omitted)	$978,640	$1,055,505	$850,542	$952,242	$923,220	$936,181
Portfolio turnover rate	9%	20%	13%	11%	18%	30%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.87%(c)	1.04%	0.93%	0.95%	1.00%	1.01%
Expense (waivers)	(0.01)%(c)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	0.86%(c)	1.01%	0.89%	0.90%	0.93%	0.94%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.84%(c)	0.86%	0.85%	0.85%	0.85%	0.85%
Deferred/current tax expense (benefit)(d)	(1.07)%(c)	9.02%	5.44%	1.96%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.21)%(c)	10.03%	6.33%	2.86%	0.93%	0.94%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.28%(c)	0.66%	0.00%	(0.46)%	0.04%	(0.40)%
Net of expense (waivers) and before deferred tax benefit (expense)	1.29%(c)	0.69%	0.04%	(0.41)%	0.10%	(0.33)%
Deferred tax benefit (expense)(e)	(0.38)%(c)	(0.31)%	0.13%	0.62%	— %	— %
Ratio of net investment income (loss), after taxes	0.91%(c)	0.38%	0.17%	0.21%	0.10%	(0.33)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R5		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.54	$7.40	$6.56	$5.43	$4.21	$6.15
Net investment income (loss)(a)	0.10	0.04	0.02	0.02	0.01	(0.01)
Return of capital(a)	0.33	0.29	0.33	0.31	0.29	0.35
Net gains (losses) on securities (both realized and unrealized)	(0.57)	2.32	0.96	1.26	1.38	(1.69)
Total from investment operations	(0.14)	2.65	1.31	1.59	1.68	(1.35)
Less:
Dividends from net investment income	(0.22)	(0.51)	(0.47)	(0.18)	—	—
Return of capital	—	—	—	(0.28)	(0.46)	(0.59)
Total distributions	(0.22)	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$9.18	$9.54	$7.40	$6.56	$5.43	$4.21
Total return(b)	(1.43)%	37.25%	21.00%	30.11%	40.53%	(21.24)%
Net assets, end of period (000’s omitted)	$37	$38	$10	$9	$7	$6
Portfolio turnover rate	9%	20%	13%	11%	18%	30%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.79%(c)	0.93%	0.84%	0.84%	0.86%	0.87%
Expense (waivers)	(0.01)%(c)	— %	— %	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	0.78%(c)	0.93%	0.84%	0.84%	0.86%	0.87%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.76%(c)	0.78%	0.80%	0.79%	0.78%	0.78%
Deferred/current tax expense (benefit)(d)	(1.07)%(c)	9.02%	5.44%	1.96%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.29)%(c)	9.95%	6.28%	2.80%	0.86%	0.87%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.36%(c)	0.77%	0.09%	(0.36)%	0.17%	(0.26)%
Net of expense (waivers) and before deferred tax benefit (expense)	1.37%(c)	0.77%	0.09%	(0.36)%	0.17%	(0.26)%
Deferred tax benefit (expense)(e)	(0.38)%(c)	(0.31)%	0.13%	0.62%	— %	— %
Ratio of net investment income (loss), after taxes	0.99%(c)	0.46%	0.22%	0.26%	0.17%	(0.26)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2025	Years Ended November 30,
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.19	$7.88	$6.94	$5.73	$4.42	$6.42
Net investment income (loss)(a)	12.26	0.04	0.02	0.02	0.01	(0.01)
Return of capital(a)	39.91	0.30	0.35	0.33	0.29	0.37
Net gains (losses) on securities (both realized and unrealized)	(52.33)	2.48	1.04	1.32	1.47	(1.77)
Total from investment operations	(0.16)	2.82	1.41	1.67	1.77	(1.41)
Less:
Dividends from net investment income	(0.22)	(0.51)	(0.47)	(0.18)	—	—
Return of capital	—	—	—	(0.28)	(0.46)	(0.59)
Total distributions	(0.22)	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$9.81	$10.19	$7.88	$6.94	$5.73	$4.42
Total return(b)	(1.54)%	37.14%	21.30%	29.92%	40.65%	(21.29)%
Net assets, end of period (000’s omitted)	$344,495	$355,727	$280,937	$250,311	$238,973	$424,900
Portfolio turnover rate	9%	20%	13%	11%	18%	30%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.79%(c)	0.93%	0.84%	0.84%	0.86%	0.88%
Expense (waivers)	(0.01)%(c)	(0.00)%	(0.01)%	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	0.78%(c)	0.93%	0.83%	0.84%	0.86%	0.88%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.76%(c)	0.78%	0.79%	0.79%	0.78%	0.79%
Deferred/current tax expense (benefit)(d)	(1.07)%(c)	9.02%	5.44%	1.96%	— %	— %
With fee waivers and/or expense reimbursements, after taxes	(0.29)%(c)	9.95%	6.27%	2.80%	0.86%	0.88%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	1.36%(c)	0.77%	0.09%	(0.36)%	0.17%	(0.27)%
Net of expense (waivers) and before deferred tax benefit (expense)	1.37%(c)	0.77%	0.10%	(0.36)%	0.17%	(0.27)%
Deferred tax benefit (expense)(e)	(0.38)%(c)	(0.31)%	0.13%	0.62%	— %	— %
Ratio of net investment income (loss), after taxes	0.99%(c)	0.46%	0.23%	0.26%	0.17%	(0.27)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements
May 31, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

Invesco SteelPath MLP Select 40 Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

Invesco SteelPath MLP Select 40 Fund

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or

Invesco SteelPath MLP Select 40 Fund

intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.700%
Next $2 billion	0.680%
Over $5 billion	0.650%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended May 31, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective April 1, 2025, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, of the Fund’s average daily net assets (the “boundary limits”). Prior to April 1, 2025, the Adviser had agreed to waive advisory fees and/of reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.11%, 1.86%, 1.36%, 0.86%, 0.86% and 0.86% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended May 31, 2025, the Adviser waived advisory fees of $64,949.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2025, IDI advised the Fund that IDI retained $57,624 in front-end sales commissions from the sale of Class A shares and $76 and $11,425 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended May 31, 2025, the Fund incurred $30,981 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco SteelPath MLP Select 40 Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2025, the Fund engaged in securities sales of $7,775,000, which resulted in net realized gains of $2,664,676.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended May 31, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,671.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2025 and the Fiscal Year Ended November 30, 2024:
	2025	2024
Ordinary income	$50,469,714	$117,210,720
For the six months ended May 31, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.00% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of May 31, 2025:
Current tax (expense) benefit
Federal	$(4,858,078)
State	(445,128)
Total current tax (expense) benefit	$(5,303,206)

Invesco SteelPath MLP Select 40 Fund

Deferred tax (expense) benefit
Federal	$14,888,402
State	$1,771,139
Total deferred tax (expense) benefit	$16,659,541
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$9,388,502	21.00%
State income taxes net of federal benefit	1,047,549	2.34%
Effect of permanent differences	858,999	1.92%
Return to provision adjustments	61,285	0.14%
Total income tax (expense) benefit	$11,356,335	25.40%
For the six months ended May 31, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 25.40% differed from the combined federal and state statutory tax rate of 22.50% due in large part to the effect of income which was permanently non-includible for tax.
Components of the Fund’s deferred tax assets and liabilities as of May 31, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$4,202,823
Excess business interest expense carryforward	19,564,036
Capital loss carryforward (tax basis)	5,265,095
Book to tax differences — Income recognized from MLPs	(73,827,294)
Other	931,614
Total deferred tax assets	$(43,863,726)
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(228,901,213)
Total deferred tax liability	(228,901,213)
Total net deferred tax asset (liability)	$(272,764,939)
As of May 31, 2025, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:
Expiration Date
11/30/2026	$23,400,424
During the six months ended May 31, 2025, the Fund estimates that it will utilize $111,095,983 of capital loss carryforward.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2025 was $220,871,143 and $200,156,149, respectively.
As of May 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,375,313,592
Aggregate unrealized (depreciation) of investments	(24,545,716)
Net unrealized appreciation of investments	$1,350,767,876
Cost of investments for tax purposes is $992,994,113.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Invesco SteelPath MLP Select 40 Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended May 31, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,746,174	$33,832,866	5,137,272	$40,666,078
Class C	909,307	7,063,695	2,758,143	18,648,208
Class R	49,670	445,243	508,534	3,880,992
Class Y	7,746,764	76,251,656	16,233,127	137,773,377
Class R5	-	-	2,573	20,865
Class R6	2,317,373	23,377,360	4,455,270	38,327,682
Issued as reinvestment of dividends:
Class A	914,216	8,296,481	2,253,950	18,252,288
Class C	374,766	2,862,065	1,085,901	7,462,587
Class R	61,808	551,641	173,886	1,367,237
Class Y	1,053,973	10,333,975	2,825,978	24,830,873
Class R5	64	603	94	796
Class R6	278,626	2,767,940	749,976	6,718,060
Automatic conversion of Class C shares to Class A shares:
Class A	2,213,319	20,168,658	4,130,829	32,835,995
Class C	(2,627,840)	(20,168,658)	(4,838,489)	(32,835,995)
Reacquired:
Class A	(5,252,559)	(47,679,216)	(9,357,930)	(73,930,977)
Class C	(1,624,718)	(12,373,952)	(3,515,733)	(23,893,663)
Class R	(268,907)	(2,421,364)	(892,138)	(6,912,857)
Class Y	(12,693,522)	(124,881,341)	(23,338,351)	(197,317,864)
Class R6	(2,419,037)	(23,924,565)	(5,955,293)	(51,440,963)
Net increase (decrease) in share activity	(5,220,523)	$(45,496,913)	(7,582,401)	$(55,547,281)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco SteelPath MLP Select 40 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco SteelPath MLP Select 40 Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMS40-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 31, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: July 31, 2025